================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09599

                      ------------------------------------

                            STATE STREET MASTER FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                  Copy to:

  Nancy L. Conlin, Vice President and            Timothy W. Diggins, Esq.
           Managing Counsel                            Ropes & Gray
  State Street Bank and Trust Company            One International Place
   2 Avenue de Lafayette, 6th Floor          Boston, Massachusetts 02110-2624
      Boston, Massachusetts 02111

Registrant's telephone number, including area code: (617) 662-3966

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

================================================================================

ITEM 1.  SHAREHOLDER REPORT.

                    STATE STREET EQUITY 500 INDEX PORTFOLIO

                                 ANNUAL REPORT

                               DECEMBER 31, 2007

STATE STREET EQUITY 500 INDEX PORTFOLIO
Management Discussion of Fund Performance and Analysis, year ending 12/31/2007

Overview

After a burst of volatility slapped global markets at the end of February 2007, chastened investors staggered a bit in March before finishing the first quarter of 2007 with much improved composure. Although the outlook for US short-term interest rates remained squarely unchanged throughout the quarter, moves to tighter policy in the UK and Europe, and perhaps most notably in India and China, heightened concerns that favorable financial conditions and the buoyant markets they foster might have run their course. Reinforcing these worries was a deepening gloom in the US housing market, where newly obvious payment risks in subprime mortgages prompted fresh conservatism in lending practices that could in turn offer a meaningful threat to consumer spending. But US employment trends remained friendly, wage growth solid, and income resilient. As investors considered the idea that mortgage dislocations alone might not be enough to derail the US economy, equity averages snapped back nicely at the end of March to achieve positive returns for the opening quarter of 2007

Signs of stress in the fixed income markets brought a cautious end to the first half of 2007, with US stocks and bonds both slipping in June. Risk aversion tended to increase in choppy fashion throughout the second quarter, especially after hopes for an official rate cut eroded through May. But in contrast to their less discriminating behavior during the panicky episodes of April 2005 and May 2006, investors focused their dismay in spring 2007 on specific sectors and instruments rather than on the broad market. With US 10-year bond yields streaking to five-year highs in early June, interest-sensitive instruments fared most poorly. Yield spreads on riskier bonds climbed noticeably, as dislocations in the mortgage arena forced reduction of leverage by a number of hedge funds. The second quarter did bring record highs for both the Dow Jones Industrial Average and the S&P 500(R), but the underpinnings of the global liquidity that has been buoying the capital markets began to creak.

With the broad averages for US stocks and bonds posting modestly positive returns for the third quarter, one might view the summer of 2007 as a placid vacation period after the mortgage markets began to unravel in June. But such a perception would completely miss the rapid transfer of risk across asset classes, the sharp rise and subsequent retreat in equity volatility, and the signal adjustment in US monetary policy by the Federal Reserve. The growing troubles in residential mortgages initially brought pressure to leveraged loans and corporate bonds during July. In August, commercial paper investors stopped rolling newly uncertain positions, and the stress spread quickly to interbank lending. Equity investors grew worried that a dysfunctional money market would crimp economic growth, but so too did the Fed, which dropped its discount rate by 50 basis points (a basis point is l/l00th of 1% or .01%) on August 17, 2007. This official response to the financial turmoil laid the groundwork for a recovery from tumbling stock prices, an upswing that gathered steam when the fed funds rate was lowered from 5.25% to 4.75% on September 18. The US dollar was a notable casualty of this more accommodative stance, but the third quarter finished on a firm note, with credit markets attempting to heal and equity averages led higher by commodity-related issues.

After a tentative October and a nasty November, December brought little in the way of seasonal cheer for the financial markets, and a challenging 2007 ended in distinctly downbeat fashion. A tricky set of cross-currents kept US investors on edge throughout the quarter. Boosting market sentiment were additional cuts in short-term interest rates, solid earnings at several large growth companies, and inflows of fresh capital from flush overseas investors. On the other hand, a steady diet of bad news from the housing market, a wave of huge write-downs at financial firms, and a renewed surge in commodity prices were all much more troublesome. Lingering strains in the money markets and signs of softening employment conditions reinforced a sense of increasing recession risks. As a result, government bonds had another solid quarter. While defensive equities and energy stocks finished the year relatively strong, shares tied to financial and consumer activity suffered an ignominious end to 2007. The S&P 500 ended the year with a gain of 5.49%.

STATE STREET EQUITY 500 INDEX PORTFOLIO
Management Discussion of Fund Performance and Analysis, year ending 12/31/2007

Fund

Eight of the ten economic sectors gained ground during 2007, with seven of those eight posting double digit gains. Energy stocks were far and away the top sector, rising 34.22%, led by strong commodity prices and higher company earnings. Materials stocks gained 22.49% during the year and Utilities were the third strongest performing sector, rising 22.49%. Much like energy stocks, the materials sector benefited from strong commodity prices and company earnings. Utilities companies appeared to benefit from strong results and a flight to safety in the second part of the year.

On the other end of the spectrum, financial stocks were battered during the year, falling 18.60%. These companies were hit hard by a crisis in the credit markets, particularly in the area of sub-prime mortgages. Consumer discretionary stocks fell 13.29% as investors appeared to fear a recession in the United States. Healthcare was third "worst" performing sector, but the sector actually posted a nice gain of 7.14%.

The top performing stocks for 2007 were National Oilwell Varco, Amazon.Com Inc., and Apple. National Oilwell benefited from improved margins and strong gains by energy companies. Amazon posted a very strong return, especially compared to its counterparts in the consumer discretionary sector. Apple posted excellent results, boosted by i-Mac sales and the strong introduction of i-Phone.

Two of the bottom three performers came from Financials and both were hard hit by the mortgage bond issues. E*Trade experienced significant losses from these bonds in its portfolio, while Countrywide (a large mortgage originator) struggled to keep afloat when its financing came under pressure. The third worst performer was Circuit City Stores which experienced poor results during the year, causing some to question the chain's long term viability.

The top contributors to the fund return were Exxon Mobil, Apple, and Google. The three largest detractors from return were all large financial companies. Citigroup, Bank of America and Merrill Lynch . All of three of these companies were hit by the fixed income and mortgage crisis during the year, with Merrill Lynch and Citigroup being hit particularly hard.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of this report and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views.

STATE STREET EQUITY 500 INDEX PORTFOLIO
GROWTH OF A $10,000 INVESTMENT (A)

                              [PERFORMANCE GRAPH]

                State Street
                 Equity 500       S&P 500 (R)
             Index Portfolio *   Index ** (b)
             -----------------   ------------
  3/1/2000         10,000           10,000
 6/30/2000         10,586           10,585
12/31/2000          9,671            9,662
 6/30/2001          9,011            9,015
12/31/2001          8,510            8,514
 6/30/2002          7,389            7,394
12/31/2002          6,624            6,633
 6/30/2003          7,402            7,413
12/31/2003          8,519            8,535
 6/30/2004          8,813            8,829
12/31/2004          9,444            9,464
 6/31/2005          9,365            9,387
12/31/2005          9,904            9,930
 6/31/2006         10,171           10,199
12/31/2006         11,464           11,498
 6/31/2007         12,260           12,298
12/31/2007         12,093           12,129

        INVESTMENT PERFORMANCE (A)
        For the Year Ended December 31,2007

                                                                       Total Return
                           Total Return        Total Return     Average Annualized Since
                          One Year Ended     Five Years Ended   Commencement of Operations
                         December 31, 2007  December 31, 2007       (March 1, 2000)
                         -----------------  -----------------   --------------------------
State Street Equity 500
 Index Portfolio              5.49%                 12.79%               2.45%

S&P 500 (R) Index (b)         5.49%                 12.83%               2.62%


(A) TOTAL RETURNS AND PERFORMANCE GRAPH INFORMATION REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS, WHICH MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT A PARTNER'S SHARE, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES.

(b) The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 (R) Index") is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. It is not possible to invest directly in an index.

STATE STREET EQUITY 500 INDEX PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2007 to December 31, 2007.

The table below illustrates your Portfolio's costs in two ways:

      - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $ 1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

            To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

      - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case-because the return used is not the Portfolio's actual return-the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2007


                                    BEGINNING         ENDING
                                  ACCOUNT VALUE   ACCOUNT VALUE     EXPENSES PAID
                                   JULY 1, 2007  DECEMBER 31, 2007  DURING PERIOD*
                                  -------------  -----------------  --------------
BASED ON ACTUAL PORTFOLIO RETURN    $ 1,000.00        $  986.30          $ 0.23

BASED ON HYPOTHETICAL (5% RETURN
BEFORE EXPENSES)                    $ 1,000.00        $1,024.98          $ 0.23

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized average weighted expense ratio as of December 31,2007 was 0.045%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                  DECEMBER 31, 2007
-------------------------------------   -----------------
Common Stocks                                 98.1%
Money Market Funds                             2.0
U.S. Government Securities                     0.2
Liabilities less cash and other assets        (0.3)
Total                                        100.0%

TOP FIVE SECTORS (EXCLUDING SHORT-TERM INVESTMENTS)*   DECEMBER 31, 2007
----------------------------------------------------   -----------------
Financials                                                  17.4%
Information Technology                                      15.9
Energy                                                      12.3
Health Care                                                 11.6
Industrials                                                 11.4
Total                                                       68.6%

* As a percentage of net assets as of the date indicated. The Portfolio's composition may vary over time.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2007

                                                                                                       MARKET
                                                                                                        VALUE
                                                                                   SHARES               (000)
                                                                               -------------         ------------
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 8.7%
Abercrombie & Fitch Co.                                                               15,846         $      1,267
Amazon.Com, Inc. (a)                                                                  56,092                5,196
Apollo Group, Inc. Class A (a)                                                        26,529                1,861
AutoNation, Inc. (a)                                                                  23,063                  361
AutoZone, Inc. (a)                                                                     7,864                  943
Bed Bath & Beyond, Inc. (a)                                                           50,745                1,491
Best Buy Co., Inc.                                                                    64,119                3,376
Big Lots, Inc. (a)                                                                    17,227                  275
Black & Decker Corp.                                                                  11,837                  824
Brunswick Corp.                                                                       18,586                  317
Carnival Corp.                                                                        80,250                3,570
CBS Corp. Class B                                                                    125,903                3,431
Centex Corp.                                                                          24,082                  608
Circuit City Stores, Inc.                                                             28,732                  121
Clear Channel Communications, Inc.                                                    92,847                3,205
Coach, Inc. (a)                                                                       68,028                2,080
Comcast Corp. Class A (a)                                                            568,201               10,375
D.R. Horton, Inc.                                                                     53,476                  704
Darden Restaurants, Inc.                                                              25,688                  712
Dillard's, Inc. Class A                                                               12,294                  231
DIRECTV Group, Inc. (a)                                                              128,877                2,980
Eastman Kodak Co.                                                                     54,482                1,192
eBay, Inc. (a)                                                                       210,566                6,989
EW Scripps Co. Class A                                                                16,835                  758
Expedia, Inc. (a)                                                                     35,655                1,127
Family Dollar Stores, Inc.                                                            27,158                  522
Ford Motor Co. (a)                                                                   383,580                2,581
Fortune Brands, Inc.                                                                  27,745                2,008
GameStop Corp. (a)                                                                    29,000                1,801
Gannett Co., Inc.                                                                     42,074                1,641
Gap, Inc.                                                                             91,398                1,945
General Motors Corp.                                                                 103,845                2,585
Genuine Parts Co.                                                                     31,409                1,454
Goodyear Tire & Rubber Co. (a)                                                        45,757                1,291
H&R Block, Inc.                                                                       58,415                1,085
Harley-Davidson, Inc.                                                                 46,901                2,191
Harman International Industries, Inc.                                                 10,521                  775
Harrah's Entertainment, Inc.                                                          33,588                2,981
Hasbro, Inc.                                                                          25,825                  661
Home Depot, Inc.                                                                     312,409                8,416
Host Hotels & Resorts, Inc.                                                           92,665                1,579
International Game Technology                                                         56,319                2,474
Interpublic Group of Cos., Inc. (a)                                                   83,694                  679
JC Penney & Co., Inc.                                                                 40,310                1,773
Johnson Controls, Inc.                                                               109,486                3,946
Jones Apparel Group, Inc.                                                             13,434                  215
KB HOME                                                                               14,794                  320
Kohl's Corp. (a)                                                                      56,933                2,608
Leggett & Platt, Inc.                                                                 34,398                  600
Lennar Corp. Class A                                                                  27,931                  500
Limited Brands                                                                        58,467                1,107
Liz Claiborne, Inc.                                                                   20,797                  423
Lowe's Cos., Inc.                                                                    267,062                6,041
Macy's, Inc.                                                                          78,723                2,037
Marriot International, Inc. Class A                                                   56,821                1,942
Mattel, Inc.                                                                          66,976                1,275
McDonald's Corp.                                                                     218,804               12,890
McGraw-Hill, Inc.                                                                     60,766                2,662
Meredith Corp.                                                                         7,889                  434
New York Times Co. Class A                                                            29,122                  511
Newell Rubbermaid, Inc.                                                               51,593                1,335
News Corp. Class A                                                                   428,209                8,774
NIKE, Inc. Class B                                                                    70,852                4,552
Nordstrom, Inc.                                                                       34,633                1,272
Office Depot, Inc. (a)                                                                51,256                  713
OfficeMax, Inc.                                                                       15,131                  313
Omnicom Group, Inc.                                                                   59,941                2,849
Polo Ralph Lauren Corp.                                                               10,615                  656
Pulte Homes, Inc.                                                                     42,826                  451
Radioshack Corp.                                                                      27,503                  464
Sears Holdings Corp. (a)                                                              14,174                1,446
Sherwin-Williams Co.                                                                  20,596                1,195
Snap-On, Inc.                                                                          9,512                  459
Stanley Works                                                                         14,583                  707
Staples, Inc.                                                                        130,833                3,018
Starbucks Corp. (a)                                                                  136,861                2,802
Starwood Hotels & Resorts Worldwide, Inc.                                             36,747                1,618
Target Corp.                                                                         153,204                7,660
Tiffany & Co.                                                                         25,080                1,154
Time Warner, Inc.                                                                    667,238               11,016
TJX Cos., Inc.                                                                        81,106                2,330
V.F. Corp.                                                                            16,893                1,160
Viacom, Inc. Class B (a)                                                             123,909                5,442
Walt Disney Co.                                                                      356,571               11,510
Washington Post Co.                                                                    1,060                  839
Wendy's International, Inc.                                                           17,016                  440
Whirlpool Corp.                                                                       13,761                1,123
Wyndham Worldwide Corp.                                                               34,299                  808
Yum! Brands, Inc.                                                                     95,392                3,651
                                                                                                     ------------
                                                                                                          209,704
                                                                                                     ------------

CONSUMER STAPLES - 10.0%
Altria Group, Inc.                                                                   389,107               29,409
Anheuser-Busch Cos., Inc.                                                            135,496                7,092
Archer-Daniels-Midland Co.                                                           118,424                5,498
Avon Products, Inc.                                                                   80,660                3,188
Brown-Forman Corp. Class B                                                            15,624                1,158
Campbell Soup Co.                                                                     41,465                1,482
Clorox Co.                                                                            25,743                1,678
Coca-Cola Co.                                                                        367,217               22,536
Coca-Cola Enterprises, Inc.                                                           53,901                1,403
Colgate-Palmolive Co.                                                                 94,376                7,358
ConAgra Foods, Inc.                                                                   91,275                2,171
Constellation Brands, Inc. Class A (a)                                                37,226                  880
Costco Wholesale Corp.                                                                80,837                5,639
CVS Corp.                                                                            272,152               10,818
Dean Foods Co.                                                                        25,258                  653
Estee Lauder Cos, Inc. Class A                                                        20,552                  896
General Mills, Inc.                                                                   62,732                3,576

                       See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31,2007

                                                                                                       MARKET
                                                                                                        VALUE
                                                                                   SHARES               (000)
                                                                               -------------         ------------
CONSUMER STAPLES - (CONTINUED)
H.J. Heinz Co.                                                                        58,369         $      2,725
Hershey Foods Corp.                                                                   29,582                1,166
Kellogg Co.                                                                           48,435                2,539
Kimberly-Clark Corp.                                                                  76,800                5,325
Kraft Foods, Inc.                                                                    289,941                9,461
Kroger Co.                                                                           129,276                3,453
McCormick & Co., Inc.                                                                 22,353                  847
Molson Coors Brewing Co., Class B                                                     23,962                1,237
Pepsi Bottling Group, Inc.                                                            26,453                1,044
PepsiCo, Inc.                                                                        296,067               22,471
Procter & Gamble Co.                                                                 573,613               42,115
Reynolds American, Inc.                                                               31,887                2,103
Safeway, Inc.                                                                         80,264                2,746
Sara Lee Corp.                                                                       129,134                2,074
SuperValu, Inc.                                                                       37,648                1,413
Sysco Corp.                                                                          112,209                3,502
Tyson Foods, Inc., Class A                                                            52,935                  811
UST Corp.                                                                             28,137                1,542
Wal-Mart Stores, Inc.                                                                439,955               20,911
Walgreen Co.                                                                         183,684                6,995
Whole Foods Market, Inc.                                                              25,433                1,038
Wrigley Wm., Jr. Co.                                                                  39,748                2,327
                                                                                                     ------------
                                                                                                          243,280
                                                                                                     ------------
ENERGY - 123%
Anadarko Petroleum Corp.                                                              85,626                5,625
Apache Corp.                                                                          61,311                6,593
Baker Hughes, Inc.                                                                    57,578                4,670
BJ Services Co.                                                                       54,548                1,323
Chesapeake Energy Corp.                                                               82,282                3,225
ChevronTexaco Corp.                                                                  390,310               36,428
ConocoPhillips                                                                       294,567               26,010
Devon Energy Corp.                                                                    82,412                7,327
El Paso Corp.                                                                        130,592                2,251
ENSCO International, Inc.                                                             26,077                1,555
EOG Resources, Inc.                                                                   44,917                4,009
ExxonMobil Corp.                                                                   1,008,814               94,516
Halliburton Co.                                                                      160,734                6,093
Hess Corp.                                                                            51,487                5,193
Marathon Oil Corp.                                                                   130,790                7,960
Murphy Oil Corp.                                                                      35,241                2,990
Nabors Industries, Ltd. (a)                                                           52,404                1,435
National Oilwell Varco, Inc. (a)                                                      65,557                4,816
Noble Corp.                                                                           48,918                2,764
Noble Energy, Inc.                                                                    31,210                2,482
Occidental Petroleum Corp.                                                           152,638               11,752
Range Resources Corp.                                                                 27,200                1,397
Rowan Cos., Inc.                                                                      19,520                  770
Schlumberger, Ltd.                                                                   221,006               21,740
Smith International, Inc.                                                             37,534                2,772
Sunoco, Inc.                                                                          21,584                1,564
Tesoro Corp.                                                                          26,365                1,258
Transocean, Inc.                                                                      58,799                8,417
Valero Energy Corp.                                                                  101,906                7,137
Weatherford International Ltd. (a)                                                    62,555                4,291
Williams Cos., Inc.                                                                  110,168                3,942
XTO Energy, Inc.                                                                      89,221                4,582
                                                                                                     ------------
                                                                                                          296,887
                                                                                                     ------------

FINANCIALS - 17.4%
ACE, Ltd.                                                                             60,483                3,737
AFLAC, Inc.                                                                           90,470                5,666
Allstate Corp.                                                                       105,579                5,514
Ambac Financial Group, Inc.                                                           20,232                  521
American Capital Strategies Ltd.                                                      34,302                1,131
American Express Co.                                                                 217,379               11,308
American International Group, Inc.                                                   469,749               27,386
Ameriprise Financial, Inc.                                                            43,007                2,370
AON Corp.                                                                             54,747                2,611
Apartment Investment & Management Co. Class A                                         16,714                  580
Assurant, Inc.                                                                        17,131                1,146
AvalonBay Communities, Inc.                                                           14,753                1,389
Bank of America Corp.                                                                819,839               33,827
Bank of New York Mellon Corp.                                                        209,203               10,201
BB&T Corp.                                                                           101,370                3,109
Bear Stearns Cos., Inc.                                                               21,168                1,868
Boston Properties, Inc.                                                               21,667                1,989
Capital One Financial Corp.                                                           70,163                3,316
CB Richard Ellis Group, Inc. Class A (a)                                              37,475                  808
Charles Schwab Corp.                                                                 174,693                4,463
Chubb Corp.                                                                           72,375                3,950
Cincinnati Financial Corp.                                                            31,514                1,246
CIT Group, Inc.                                                                       35,142                  844
Citigroup, Inc.                                                                      919,107               27,059
CME Group, Inc.                                                                       10,141                6,957
Comerica, Inc.                                                                        27,144                1,182
Commerce Bancorp, Inc.                                                                34,174                1,303
Countrywide Financial Corp.                                                          100,246                  896
Developers Diversified Realty Corp.                                                   23,024                  882
Discover Financial Services                                                           85,605                1,291
E* Trade Financial Corp. (a)                                                          81,315                  289
Equity Residential                                                                    49,057                1,789
Fannie Mae                                                                           181,144                7,242
Federal Home Loan Mortgage Corp.                                                     123,039                4,192
Federated Investors, Inc. Class B                                                     15,270                  629
Fidelity National Information Services, Inc.                                          30,977                1,288
Fifth Third Bancorp                                                                   95,716                2,405
First Horizon National Corp.                                                          25,172                  457
Franklin Resources, Inc.                                                              29,680                3,396
General Growth Properties, Inc.                                                       45,893                1,890
Genworth Financial, Inc. Class A                                                      80,451                2,047
Goldman Sachs Group, Inc.                                                             74,399               16,000
Hartford Financial Services Group, Inc.                                               57,297                4,996
Hudson City Bancorp, Inc.                                                             95,292                1,431
Huntington Bancshares, Inc.                                                           64,656                  954
IntercontinentalExchange, Inc. (a)                                                    12,680                2,441
J.P. Morgan Chase & Co.                                                              619,837               27,056

                        See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2007

                                                                                                       MARKET
                                                                                                        VALUE
                                                                                   SHARES               (000)
                                                                               -------------         ------------
FINANCIALS - (CONTINUED)
Janus Capital Group, Inc.                                                             29,407         $        966
KeyCorp                                                                               70,475                1,653
Kimco Realty Corp.                                                                    45,869                1,670
Legg Mason, Inc.                                                                      25,142                1,839
Lehman Brothers Holdings, Inc.                                                        98,213                6,427
Leucadia National Corp.                                                               31,736                1,495
Lincoln National Corp.                                                                49,592                2,887
Loews Corp.                                                                           81,290                4,092
M & T Bank Corp.                                                                      14,137                1,153
Marsh & McLennan Cos., Inc.                                                          100,753                2,667
Marshall & Ilsley Corp.                                                               49,593                1,313
MBIA, Inc.                                                                            21,584                  402
Merrill Lynch & Co., Inc.                                                            158,458                8,506
MetLife, Inc.                                                                        137,145                8,451
MGIC Investment Corp.                                                                 16,800                  377
Moody's Corp.                                                                         38,966                1,391
Morgan Stanley                                                                       195,948               10,407
National City Corp.                                                                  115,554                1,902
Northern Trust Corp.                                                                  34,306                2,627
NYSE Euronext                                                                         48,600                4,266
Plum Creek Timber Co., Inc.                                                           30,811                1,419
PNC Financial Services Group, Inc.                                                    63,251                4,152
Principal Financial Group, Inc.                                                       49,491                3,407
Progressive Corp.                                                                    135,501                2,596
ProLogis                                                                              47,891                3,035
Prudential Financial, Inc.                                                            83,039                7,726
Public Storage, Inc.                                                                  23,087                1,695
Regions Financial Corp.                                                              128,789                3,046
SAFECO Corp.                                                                          16,950                  944
Simon Property Group, Inc.                                                            41,100                3,570
SLM Corp.                                                                             73,899                1,488
Sovereign Bancorp, Inc.                                                               65,974                  752
State Street Corp. (b)                                                                70,325                5,710
SunTrust Banks, Inc.                                                                  64,818                4,050
Synovus Financial Corp.                                                               57,585                1,387
T. Rowe Price Group, Inc.                                                             48,675                2,963
Torchmark Corp.                                                                       17,921                1,085
Travelers Cos, Inc.                                                                  118,604                6,381
U.S. Bancorp                                                                         317,331               10,072
Unum Group                                                                            63,629                1,514
Vornado Realty Trust                                                                  25,134                2,211
Wachovia Corp.                                                                       364,322               13,855
Washington Mutual, Inc.                                                              159,441                2,170
Wells Fargo Co.                                                                      621,744               18,770
Western Union Co.                                                                    143,985                3,496
XL Capital, Ltd. Class A                                                              33,044                1,662
Zions Bancorp                                                                         20,553                  960

                                                                                                     ------------
                                                                                                          421,659
                                                                                                     ------------

HEALTHCARE - 11.6%
Abbott Laboratories                                                                  285,708               16,043
Aetna, Inc.                                                                           94,397                5,450
Allergan, Inc.                                                                        56,592                3,635
AmerisourceBergen Corp.                                                               29,493                1,323
Amgen, Inc. (a)                                                                      199,895                9,283
Applera Corp. - Applied Biosystems Group                                              33,273         $      1,129
Barr Pharmaceuticals, Inc. (a)                                                        18,923                1,005
Baxter International, Inc.                                                           116,561                6,766
Becton, Dickinson & Co.                                                               45,297                3,786
Biogen Idec, Inc. (a)                                                                 52,931                3,013
Boston Scientific Corp. (a)                                                          244,634                2,845
Bristol-Myers Squibb Co.                                                             363,616                9,643
C.R. Bard, Inc.                                                                       19,097                1,810
Cardinal Health, Inc.                                                                 66,957                3,867
Celgene Corp. (a)                                                                     70,418                3,254
CIGNA Corp.                                                                           51,496                2,767
Coventry Health Care, Inc. (a)                                                        27,603                1,635
Covidien Ltd.                                                                         92,404                4,093
Eli Lilly & Co.                                                                      181,443                9,687
Express Scripts, Inc. (a)                                                             47,299                3,453
Forest Laboratories, Inc. (a)                                                         58,602                2,136
Genzyme Corp. (a)                                                                     48,492                3,610
Gilead Sciences, Inc. (a)                                                            172,094                7,918
Hospira, Inc. (a)                                                                     28,503                1,215
Humana, Inc. (a)                                                                      30,047                2,263
IMS Health, Inc.                                                                      34,732                  800
Johnson & Johnson                                                                    529,940               35,347
King Pharmaceuticals, Inc. (a)                                                        49,292                  505
Laboratory Corp. of America
Holdings (a)                                                                          21,122                1,595
McKesson Corp.                                                                        54,455                3,567
Medco Health Solutions, Inc. (a)                                                      48,834                4,952
Medtronic, Inc.                                                                      208,511               10,482
Merck & Co., Inc.                                                                    402,238               23,374
Millipore Corp. (a)                                                                    9,535                  698
Mylan Laboratories Inc.                                                               58,709                  825
Patterson Cos., Inc. (a)                                                              25,094                  852
Pfizer, Inc.                                                                       1,257,294               28,578
Quest Diagnostics, Inc.                                                               28,100                1,486
Schering-Plough Corp.                                                                299,884                7,989
St. Jude Medical, Inc. (a)                                                            60,894                2,475
Stryker Corp.                                                                         43,489                3,250
Tenet Healthcare Corp. (a)                                                            95,470                  485
Thermo Fisher Scientific, Inc. (a)                                                    76,824                4,431
UnitedHealth Group, Inc.                                                             238,346               13,872
Varian Medical Systems, Inc. (a)                                                      22,860                1,192
Watson Pharmaceuticals, Inc. (a)                                                      17,346                  471
Wellpoint, Inc. (a)                                                                  105,770                9,279
Wyeth                                                                                247,016               10,916
Zimmer Holdings, Inc. (a)                                                             44,052                2,914
                                                                                                     ------------
                                                                                                          281,964
                                                                                                     ------------
INDUSTRIALS - 11.4%
3M Co.                                                                               131,560               11,093
Allied Waste Industries, Inc. (a)                                                     51,430                  567
Avery Dennison Corp.                                                                  20,488                1,089
Boeing Co.                                                                           143,954               12,590
Burlington Northern Santa Fe Corp.                                                    55,082                4,584
Caterpillar, Inc.                                                                    117,740                8,543
CH Robinson Worldwide, Inc.                                                           30,461                1,649

                        See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2007

                                                                                                       MARKET
                                                                                                        VALUE
                                                                                   SHARES               (000)
                                                                               -------------         ------------
INDUSTRIALS - (CONTINUED)
Cintas Corp.                                                                          25,088         $        843
Cooper Industries, Ltd.                                                               34,434                1,821
CSX Corp.                                                                             80,738                3,551
Cummins, Inc.                                                                         18,529                2,360
Danaher Corp.                                                                         46,986                4,123
Deere & Co.                                                                           82,162                7,651
Domtar Corp. (a) (c)                                                                      11                    0
Dover Corp.                                                                           36,195                1,668
Eaton Corp.                                                                           26,595                2,578
Emerson Electric Co.                                                                 145,740                8,258
Equifax, Inc.                                                                         23,683                  861
Expeditors International Washington, Inc.                                             37,820                1,690
FedEx Corp.                                                                           57,339                5,113
Fluor Corp.                                                                           16,530                2,409
General Dynamics Corp.                                                                74,748                6,652
General Electric Co.                                                               1,866,192               69,180
Goodrich Co.                                                                          22,145                1,564
Honeywell International, Inc.                                                        138,282                8,514
Illinois Tool Works, Inc.                                                             75,471                4,041
Ingersoll-Rand Co. Class A                                                            51,321                2,385
ITT Industries, Inc.                                                                  33,792                2,232
Jacobs Engineering Group, Inc. (a)                                                    22,600                2,161
L-3 Communications Holdings, Inc.                                                     22,503                2,384
Lockheed Martin Corp.                                                                 64,312                6,769
Manitowoc Co., Inc.                                                                   24,000                1,172
Masco Corp.                                                                           67,523                1,459
Monster Worldwide, Inc. (a)                                                           22,609                  733
Norfolk Southern Corp.                                                                71,955                3,629
Northrop Grumman Corp.                                                                63,511                4,995
PACCAR, Inc.                                                                          68,474                3,730
Pall Corp.                                                                            22,209                  895
Parker-Hannifin Corp.                                                                 32,403                2,440
Pitney Bowes, Inc.                                                                    40,827                1,553
Precision Castparts Corp.                                                             25,307                3,510
R.R. Donnelley & Sons Co.                                                             40,209                1,517
Raytheon Co.                                                                          80,756                4,902
Robert Half International, Inc.                                                       31,140                  842
Rockwell Automation, Inc.                                                             27,505                1,897
Rockwell Collins, Inc.                                                                30,231                2,176
Ryder Systems, Inc.                                                                    9,821                  462
Southwest Airlines Co.                                                               138,886                1,694
Terex Corp. (a)                                                                       19,035                1,248
Textron, Inc.                                                                         45,639                3,254
Tyco Electronics Ltd.                                                                 91,104                3,383
Tyco International Ltd.                                                               90,861                3,603
Union Pacific Corp.                                                                   48,084                6,040
United Parcel Service, Inc. Class B                                                  192,650               13,624
United Technologies Corp.                                                            182,024               13,932
W.W. Grainger, Inc.                                                                   12,169                1,065
Waste Management, Inc.                                                                96,739                3,160
                                                                                                     ------------
                                                                                                          275,838
                                                                                                     ------------
INFORMATION TECHNOLOGY - 15.9%
Adobe Systems, Inc. (a)                                                              108,757                4,647
Advanced Micro Devices, Inc. (a)                                                     114,986                  862
Affiliated Computer Services, Inc. Class A (a)                                        19,337                  872
Agilent Technologies, Inc. (a)                                                        69,168                2,541
Akamai Technologies, Inc. (a)                                                         29,424                1,018
Altera Corp.                                                                          59,454                1,149
Analog Devices, Inc.                                                                  57,869                1,835
Apple Computer, Inc. (a)                                                             161,217               31,934
Applied Materials, Inc.                                                              254,707                4,524
Autodesk, Inc. (a)                                                                    41,876                2,084
Automatic Data Processing, Inc.                                                       97,217                4,329
BMC Software, Inc. (a)                                                                35,721                1,273
Broadcom Corp. Class A (a)                                                            85,359                2,231
CA, Inc.                                                                              68,899                1,719
CIENA Corp. (a)                                                                       14,529                  496
Cisco Systems, Inc. (a)                                                            1,120,801               30,340
Citrix Systems, Inc. (a)                                                              33,467                1,272
Cognizant Technology Solutions Corp. Class A (a)                                      54,284                1,842
Computer Sciences Corp. (a)                                                           30,744                1,521
Compuware Corp. (a)                                                                   54,650                  485
Convergys Corp. (a)                                                                   27,935                  460
Corning, Inc.                                                                        291,844                7,001
Dell, Inc. (a)                                                                       417,763               10,239
Electronic Arts, Inc. (a)                                                             57,100                3,335
Electronic Data Systems Corp.                                                         91,816                1,903
EMC Corp. (a)                                                                        388,642                7,202
Fiserv, Inc. (a)                                                                      29,952                1,662
Google, Inc. Class A (a)                                                              42,771               29,575
Hewlett-Packard Co.                                                                  476,394               24,048
IAC (a)                                                                               34,889                  939
Intel Corp.                                                                        1,080,236               28,799
International Business Machines Corp.                                                253,729               27,428
Intuit, Inc. (a)                                                                      61,163                1,933
Jabil Circuit, Inc.                                                                   39,951                  610
Juniper Networks, Inc. (a)                                                            94,093                3,124
KLA-Tencor Corp.                                                                      33,505                1,614
Lexmark International Group, Inc. Class A (a)                                         15,842                  552
Linear Technology Corp.                                                               40,863                1,301
LSI Logic Corp. (a)                                                                  138,462                  735
MEMC Electronic Materials, Inc. (a)                                                   42,578                3,768
Microchip Technology, Inc.                                                            37,989                1,194
Micron Technology, Inc. (a)                                                          142,362                1,032
Microsoft Corp.                                                                    1,485,833               52,896
Molex, Inc.                                                                           24,805                  677
Motorola, Inc.                                                                       418,265                6,709
National Semiconductor Corp.                                                          41,596                  942
Network Appliance, Inc. (a)                                                           66,057                1,649
Novell, Inc. (a)                                                                      68,720                  472
Novellus Systems, Inc. (a)                                                            20,030                  552
NVIDIA Corp. (a)                                                                     100,756                3,428
Oracle Corp. (a)                                                                     728,972               16,460
Paychex, Inc.                                                                         61,738                2,236
PerkinElmer, Inc.                                                                     21,118                  550

                        See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2007

                                                                                                       MARKET
                                                                                                        VALUE
                                                                                   SHARES               (000)
                                                                               -------------         ------------
INFORMATION TECHNOLOGY - (CONTINUED)
QLogic Corp. (a)                                                                      24,322         $        345
QUALCOMM, Inc.                                                                       307,534               12,102
SanDisk Corp. (a)                                                                     40,167                1,332
Sun Microsystems, Inc. (a)                                                           148,641                2,695
Symantec Corp. (a)                                                                   164,763                2,659
Tellabs, Inc. (a)                                                                     85,030                  556
Teradata Corp. (a)                                                                    33,520                  919
Teradyne, Inc. (a)                                                                    27,649                  286
Texas Instruments, Inc.                                                              258,656                8,639
Unisys Corp. (a)                                                                      69,807                  330
VeriSign, Inc. (a)                                                                    40,321                1,517
Waters Corp. (a)                                                                      18,865                1,492
Xerox Corp.                                                                          171,534                2,777
Xilinx, Inc.                                                                          52,602                1,151
Yahoo!, Inc. (a)                                                                     243,219                5,657
                                                                                                     ------------
                                                                                                          384,456
                                                                                                     ------------
MATERIALS - 3.5%
Air Products & Chemicals, Inc.                                                        39,609                3,907
Alcoa, Inc.                                                                          159,562                5,832
Allegheny Technologies, Inc.                                                          18,128                1,566
Ashland, Inc.                                                                         10,700                  507
Ball Corp.                                                                            17,562                  790
Bemis Co., Inc.                                                                       17,262                  473
Consol Energy, Inc.                                                                   33,573                2,401
Dow Chemical Co.                                                                     174,930                6,896
E.I. Du Pont de Nemours & Co.                                                        166,474                7,340
Eastman Chemical Co.                                                                  15,004                  917
Ecolab, Inc.                                                                          30,766                1,575
Freeport-McMoRan Copper & Gold, Inc. Class B                                          70,723                7,245
Hercules, Inc.                                                                        23,050                  446
International Flavors & Fragrances, Inc.                                              14,331                  690
International Paper Co.                                                               78,611                2,545
MeadWestvaco Corp.                                                                    32,320                1,012
Monsanto Co.                                                                         100,225               11,194
Newmont Mining Corp.                                                                  83,206                4,063
Nucor Corp.                                                                           52,454                3,106
Pactiv Corp. (a)                                                                      23,915                  637
Peabody Energy Corp.                                                                  48,324                2,979
PPG Industries, Inc.                                                                  29,871                2,098
Praxair, Inc.                                                                         59,114                5,244
Rohm & Haas Co.                                                                       23,906                1,269
Sealed Air Corp.                                                                      28,492                  659
Sigma-Aldrich Corp.                                                                   24,234                1,323
Titanium Metals Corp.                                                                 16,600                  439
United States Steel Corp.                                                             21,578                2,609
Vulcan Materials Co.                                                                  20,361                1,610
Weyerhaeuser Co.                                                                      39,537                2,915
                                                                                                     ------------
                                                                                                           84,287
                                                                                                     ------------
TELECOMMUNICATION SERVICES - 3.6%
American Tower Corp. (a)                                                              75,200                3,204
AT&T, Inc.                                                                         1,120,152               46,553
CenturyTel, Inc.                                                                      20,441                  847
Citizens Communications Co.                                                           60,384         $        769
Embarq Corp.                                                                          27,597                1,367
JDS Uniphase Corp. (a)                                                                42,723                  568
Qwest Communications
  International, Inc. (a)                                                            283,890                1,990
Sprint Nextel Corp.                                                                  523,943                6,879
Verizon Communications, Inc.                                                         531,829               23,236
Windstream Corp.                                                                      89,913                1,171
                                                                                                     ------------
                                                                                                           86,584
                                                                                                     ------------
UTILITIES - 3.7%
AES Corp. (a)                                                                        124,995                2,674
Allegheny Energy, Inc.                                                                30,759                1,957
Ameren Corp.                                                                          36,960                2,004
American Electric Power Co., Inc.                                                     73,152                3,406
CenterPoint Energy, Inc.                                                              57,611                  987
CMS Energy Corp.                                                                      38,856                  675
Consolidated Edison, Inc.                                                             50,752                2,479
Constellation Energy Group, Inc.                                                      33,014                3,385
Dominion Resources, Inc.                                                             108,424                5,145
DTE Energy Co.                                                                        30,584                1,344
Duke Energy Corp.                                                                    233,920                4,718
Dynegy, Inc. (a)                                                                      95,490                  682
Edison International                                                                  59,819                3,193
Entergy Corp.                                                                         35,998                4,302
Exelon Corp.                                                                         123,974               10,121
FirstEnergy Corp.                                                                     56,007                4,052
FPL Group, Inc.                                                                       75,121                5,092
Integrys Energy Group, Inc.                                                           12,916                  668
Nicor, Inc.                                                                            9,100                  385
NiSource, Inc.                                                                        49,982                  944
Pepco Holdings, Inc.                                                                  36,900                1,082
PG&E Corp.                                                                            64,726                2,789
Pinnacle West Capital Corp.                                                           17,760                  753
PPL Corp.                                                                             71,275                3,713
Progress Energy, Inc.                                                                 46,981                2,275
Public Service Enterprise Group, Inc.                                                 47,212                4,638
Questar Corp.                                                                         32,468                1,756
Sempra Energy                                                                         49,286                3,050
Southern Co.                                                                         140,787                5,455
Spectra Energy Corp.                                                                 113,198                2,923
TECO Energy, Inc.                                                                     35,651                  614
Trane, Inc.                                                                           31,030                1,449
Xcel Energy, Inc.                                                                     77,251                1,744
                                                                                                     ------------
                                                                                                           90,454
                                                                                                     ------------

TOTAL COMMON STOCKS
(Cost $1,442,132,115)                                                                                2,375,113
                                                                                                     ------------

                        See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31,2007

                                                                                   PAR                 MARKET
                                                                                  AMOUNT                VALUE
                                                                                  (000)                 (000)
                                                                               -------------         ------------
U.S. GOVERNMENT SECURITIES - 0.2%

United States Treasury Bill
3.0% due 03/06/08 (d) (e)                                                      $       4,299         $      4,276
                                                                                                     ------------

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,275,869)                                                                                           4,276
                                                                                                     ------------

                                                                                                       MARKET
                                                                                  SHARES                VALUE
                                                                                   (000)                (000)
                                                                               -------------         ------------
MONEY MARKET FUNDS - 2.0%
AIM Short Term Investment
  Prime Portfolio                                                                     48,722         $     48,722
Federated Money Market
  Obligations Trust                                                                      554                  554
                                                                                                     ------------

TOTAL MONEY MARKET FUNDS
(Cost $49,275,442)                                                                                         49,276
                                                                                                     ------------
TOTAL INVESTMENTS - 100.3%
(identified cost $1,495,683,426)                                                                        2,428,665

LIABILITIES IN EXCESS OF ASSETS - (0.3)%                                                                    (6,288)
                                                                                                     ------------

NET ASSETS - 100.0%                                                                                  $  2,422,377
                                                                                                     ============

(a) Non-income producing security.
(b) Affiliated issuer. See table that follows for more information.
(c) Amount is less than $1,000.
(d) Rate represents annualized yield at date of purchase.
(e) Security held as collateral in relation to initial margin requirements on futures contracts.

                        See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2007

                                                                                   NUMBER             UNREALIZED
                                                                                     OF              APPRECIATION
                                                                                 CONTRACTS               (000)
                                                                               -------------         ------------
Schedule of Futures Contracts
S&P 500 Financial Futures
Contracts (long) Expiration
Date 03/2008                                                                             677         $        675
                                                                                                     ------------
Total unrealized depreciation
on open futures contracts
purchased                                                                                            $        675
                                                                                                     ============

AFFILIATE TABLE

                                                                                                                           Realized
                                                                                                          Income Earned      Gain
                                    Shares purchased for Shares sold for                       Value at for the year ended on shares
 Security     Number of shares held    the year ended    the year ended  Number of shares held 12/31/07      12/31/07        sold
Description      at 12/31/2006            12/31/07          12/31/07          at 12/31/07       (000)         (000)          (000)
------------- --------------------- -------------------- --------------- --------------------- -------- ------------------ ---------
State Street         69,744               18,900             18,319            70,325           5,710        $    62        $  573
Corp.

                        See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007
(Amounts in thousands)


ASSETS
Investments in unaffiliated issuers at market (identified cost $1,492,789)             $2,422,955
Investments in non-controlled affiliates at market (identified cost $2,894) (Note 4)        5,710
                                                                                       ----------
                                                                                        2,428,665

   Cash                                                                                       143
Receivables:
   Investment securities sold                                                                 548
   Dividends and interest                                                                   3,648
                                                                                       ----------
        Total assets                                                                    2,433,004

LIABILITIES
Payables:
   Investment securities purchased                                                         10,140
   Daily variation margin on futures contracts                                                291
   Management fees (Note 4)                                                                   196
                                                                                       ----------
         Total liabilities                                                                 10,627
                                                                                       ----------
NET ASSETS                                                                             $2,422,377
                                                                                       ==========


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
(Amounts in thousands)


INVESTMENT INCOME
   Dividend income - unaffiliated issuers                                            $         51,567
   Dividend income - non-controlled affiliated issuer                                              62
   Interest                                                                                     2,709
                                                                                     ----------------
        Total Investment Income                                                                54,338
                                                                                     ----------------

EXPENSES
   Management fees (Note 4)                                        $         1,221
                                                                   ---------------
        Total Expenses                                                                          1,221
                                                                                     ----------------
NET INVESTMENT INCOME                                                                          53,117
                                                                                     ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments - unaffiliated issuers                                      169,491
   Investments - non-controlled affiliated issuer                              573
   Futures contracts                                                          (853)
                                                                   ---------------

Net change in net unrealized appreciation (depreciation) on:                                  169,211
   Investments                                                             (67,144)
   Futures contracts                                                           663
                                                                   ---------------
                                                                                              (66,481)
                                                                                     ----------------
Net realized and unrealized gain                                                              102,730
                                                                                     ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $        155,847
                                                                                     ================


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)


                                                                     For the Year        For the Year
                                                                         Ended              Ended
                                                                   December 31, 2007  December 31, 2006
                                                                   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
      Net Investment Income                                        $         53,117   $         49,532
      Net realized gain on investments and futures contracts                169,211              9,894
      Net change in net unrealized appreciation (depreciation)              (66,481)           318,596
                                                                   ----------------   ----------------
          Net increase in net assets resulting from operations              155,847            378,022
                                                                   ----------------   ----------------

CAPITAL TRANSACTIONS
      Proceeds from contributions                                           328,812            310,574
      Contributions in-kind                                                       -              8,054
      Fair value of withdrawals                                            (765,322)          (383,063)
      Withdrawals in-kind                                                   (63,656)                 -
                                                                   ----------------   ----------------
      Net decrease in net assets from capital transactions                 (500,166)           (64,435)
                                                                   ----------------   ----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                (344,319)           313,587

NET ASSETS
Beginning of period                                                       2,766,696          2,453,109
                                                                   ----------------   ----------------
End of period                                                      $      2,422,377   $      2,766,696
                                                                   ================   ================


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                                 Year               Year            Year              Year             year
                                                 Ended              Ended           Ended             Ended            Ended
                                               12/31/07           12/31/06         12/31/05         12/31/04         12/31/03
                                            -----------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period (in thousands)   $   2,422,377         2,766,696   $    2,453,109   $   2,767,467   $    2,714,672

 Ratios to average net assets:
  Operating expenses                                0.045            0.045%            0.045%          0.045%           0.045%
  Net investment income                              1.96%            1.94%             1.84%           1.97%            1.74%

 Portfolio turnover rate*                              12%              10%                8%              9%              12%

 Total return (a)                                    5.49%           15.75%             4.87%          10.86%           28.62%

----------
*     The portfolio turnover rate excludes in-kind security transactions.
(a) Results represent past performance and are not indicative of future results.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007

1.    ORGANIZATION

State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Tax Free Limited Duration Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31, 2007, only the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Tax Free Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007

The Portfolio adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on June 29, 2007. As of and during the period ended December 31, 2007, the Portfolio did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2007, tax years 2004 through 2007 remain subject to examination by the portfolio's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3.    SECURITIES TRANSACTIONS

For the year ended December 31, 2007, purchases and sales of investment securities, excluding short-term investments, futures contracts, and contributions in-kind and fair value of withdrawals, aggregated to $312,810,297 and $728,958,796, respectively. The aggregate value of withdrawals in-kind was $63,655,791. The realized gain associated with the withdrawal in-kind was $19,063,455.

At December 31, 2007, the book cost of investments was $1,495,683,426 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $1,001,447,866 and $68,465,885, respectively, resulting in net appreciation of $932,981,981 for all securities as computed on a federal income tax basis.

The difference between book and tax cost amounts are primarily due to wash sale loss deferrals.

4.    RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company ("State Street"), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at December 31, 2007 is listed in the Portfolio of Investments.

5.    TRUSTEES' FEES

Pursuant to certain agreements with State Street and its affiliates, each Independent Trustee receives for his or her services a $30,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting from State Street or its affiliates.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007

6.    INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect anything significant.

7.    NEW ACCOUNTING PRONOUNCEMENTS

 In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the application of SFAS 157 to the Portfolio and believes the impact will be limited to expanded disclosures in the Portfolio's Financial Statements resulting from adoption of this pronouncement.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the Portfolio), including the portfolio of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                     [ERNST & YOUNG LLP]

Boston, Massachusetts
February 25, 2008

STATE STREET EQUITY 500 INDEX PORTFOLIO
DECEMBER 31, 2007

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling
(877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling
(877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on November 29, 2007 (the "Meeting") to consider the renewal of the investment advisory agreement for the Portfolio (the "Advisory Agreement"). In preparation for considering the Advisory Agreement, the Trustees had reviewed the renewal materials provided by the Adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is an index fund. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio's investments, in monitoring and securing the Portfolio's compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.99 trillion in assets under management as of September 30, 2007, including over $140 billion managed by the Adviser. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that they were satisfied with the experience, resources and strength of the Adviser in the management of index products. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio was satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio was appropriate, had been of uniformly high quality, and could be expected to remain so.

STATE STREET EQUITY 500 INDEX PORTFOLIO
DECEMBER 31, 2007

The Trustees noted that, in view of the investment objective of the Portfolio, the investment performance was satisfactory. The Trustees noted that the performance of the Portfolio in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Portfolio achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Portfolio had in fact tracked the index within an acceptable range of tracking error. They concluded that the performance the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Portfolio individually, and on an aggregate basis, for the year ended June 30, 2007. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Portfolio's advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that that the Portfolio's advisory fee and total expense ratio were lower than the average for its peer group. The Board determined that the Adviser's fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust' relationship with State Street as fund administrator, custodian and transfer agent and the Portfolios' use of State Street Global Markets to perform certain brokerage services. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio's fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Portfolio by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

STATE STREET EQUITY 500 INDEX PORTFOLIO
TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED).

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

      -     business addresses and ages;

      -     principal occupations during the past five years; and

      -     other directorships of publicly traded companies or funds.

                                                                                      NUMBER OF
                                                                                    FUNDS IN FUND
   NAME, ADDRESS,     POSITION(S)   TERM OF OFFICE                                     COMPLEX
    AND DATE OF        HELD WITH     AND LENGTH OF    PRINCIPAL OCCUPATION           OVERSEEN BY    OTHER DIRECTORSHIPS
   BIRTH ("DOB")         TRUST        TIME SERVED    DURING PAST FIVE YEARS           TRUSTEE*        HELD BY TRUSTEE
--------------------  -----------   --------------   ----------------------         -------------   -------------------
INDEPENDENT TRUSTEES

Michael F. Holland    Trustee and   Term:            Chairman, Holland &              22           Trustee, State Street
Holland &             Chairman of   Indefinite       Company L.L.C. (investment                    Institutional Investment
Company, LLC          the Board     Elected: 7/99    adviser) (1995 -present).                     Trust; Director, the
375 Park Avenue                                                                                    Holland Series Fund, Inc.;
New York,NY 10152                                                                                  Director, The China Fund,
                                                                                                   Inc.; Chairman and
DOB: July 7, 1944                                                                                  Trustee, Scottish Widows
                                                                                                   Investment Partnership
                                                                                                   Trust; and Director,
                                                                                                   Reaves Utility Income Fund

William L. Boyan      Trustee       Term: Indefinite Trustee of Old Mutual            22           Trustee, State Street
State Street Master                 Elected: 7/99    South Africa Master Trust                     Institutional Investment Trust;
Funds                                               (investments) (1995                            and Trustee, Old  Mutual South
P.O. Box 5049                                        -present); Chairman                           Africa Master Trust
Boston, MA 02206                                     emeritus, Children's Hospital

DOB: January 20,                                     (1984 - present); Director,
1937                                                 Boston Plan For Excellence
                                                     (non-profit) (1994 -
                                                     present); President and
                                                     Chief Operations Officer,
                                                     John Hancock Mutual Life
                                                     Insurance Company (1959 -
                                                     1999). Mr. Boyan retired in
                                                     1999.

Rina K. Spence        Trustee       Term:            President of SpenceCare          22           Trustee, State Street
State Street                        Indefinite       International LLC (1998 -                     Institutional Investment
Master Funds                        Elected: 7/99    present); Member of the                       Trust; Director, Berkshire
P.O. Box 5049                                        Advisory Board, Ingenium                      Life Insurance Company
Boston, MA 02206                                     Corp.(technology company)                     of America; and Director,
                                                    (2001 -present); Chief                         IEmily.com
                                                     Executive Officer,
DOB: October 24,                                     IEmily.com  (internet
1948                                                 company) (2000 - 2001);
                                                     Chief Executive Officer of
                                                     Consensus Pharmaceutical,
                                                     Inc. (1998 - 1999); Founder,
                                                     President and Chief
                                                     Executive Officer of Spence
                                                     Center for Women's Health
                                                     (1994 - 1998); Trustee,
                                                     Eastern Enterprise
                                                     (utilities) (1988-2000).

Douglas T. Williams   Trustee       Term:            Executive Vice President of      22           Trustee, State Street
State Street Master                 Indefinite       Chase Manhattan Bank (1987                    Institutional Investment
Funds                               Elected: 7/99     - 1999). Mr. Williams                        Trust
P.O. Box 5049                                        retired in 1999.
Boston, MA 02206

DOB: December 23,
1940


* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

STATE STREET EQUITY 500 INDEX PORTFOLIO
Trustees and Executive Officers (Unaudited).

                                                                                     NUMBER OF
                                                                                      FUNDS IN
                                                                                        FUND
  NAME, ADDRESS,      POSITION(S)   TERM OF OFFICE                                    COMPLEX
AND DATE OF BIRTH      HELD WITH     AND LENGTH OF     PRINCIPAL OCCUPATION         OVERSEEN BY    OTHER DIRECTORSHIPS HELD
     ("DOB")             TRUST        TIME SERVED    DURING PAST FIVE YEARS*          TRUSTEE             BY TRUSTEE
-----------------     -----------   --------------   -----------------------        -----------    ------------------------
INTERESTED
TRUSTEES(1)

James E. Ross                                        President, SSgA Funds              22         Trustee, State Street
SSgA Funds            Trustee/      Term:Indefinite  Management, Inc. (2005 -                      Institutional Investment
Management, Inc.      President     Elected          present); Principal, SSgA                     Trust; Trustee, SPDR(R)
State Street                        Trustee:         Funds   Management, Inc.                      Trustee, SPDR(R) Index
Financial Center                    2/07             (2001 2005); Senior Managing                  Shares Trust and Trustee,
                                                     Director, State Street                        Select Sector SPDR(R) Trust
One Lincoln Street                  Elected          Global Advisors (March
Boston, MA 021                      President:4/05   2006 -
11-2900                                              present); Principal, State
                                                     Street Global Adviserer
                                                     (2000-2006).

DOB: June 24, 1965

OFFICERS:

Gary L. French        Treasurer     Term:            Senior Vice President of           --                  --
State Street Bank                   Indefinite       State Street Bank and Trust
and Trust Company                   Elected:         Company (2002 -present);
2 Avenue de                         5/05             Managing Director, Deutsche
Lafayette Boston,                                    Bank (including its
MA 02111                                             predecessor, Scudder
                                                     Investments), Fund
                                                     Operations Unit (2001 -
                                                     2002); President, UAM
                                                     Fund Services (1995 -2001).

DOB: July 4, 1951

Julie Piatelli        Interim       Term:            Principal and Senior               --                 --
SSgA Funds            Chief         Indefinite       Compliance and Risk
Management, Inc.      Compliance    Elected:         Management Officer, SSgA
State Street          Officer       7/07             Funds Management, Inc.
Financial Center                                     (2004- present), Vice
                                                     President State Street
One Lincoln Street                                   Global Advisors (2004-
Boston, MA 02111                                     present); Manager,
                                                     PricewaterhouseCoopers
                                                     LLP (1999-2004).

DOB: August 5, 1967

Nancy L. Conlin       Secretary     Term:            Vice President and Managing        --                --
State Street Bank                   Indefinite       Counsel, State Street Bank
and Trust Company                   Elected: 9/07    and Trust Company (2007 -
2 Avenue de                                          present); General Counsel to
Lafayette                                            Plymouth Rock Companies (2004-
Boston, MA 02111                                     2007); and U.S. Chief
                                                     Counsel to Sun  Life
                                                     Financial (2002-2004).
DOB:  December 11,
1953

(1) Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                            STATE STREET MASTER FUNDS

                                  ANNUAL REPORT

                                DECEMBER 31, 2007

                       STATE STREET MONEY MARKET PORTFOLIO

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO

               STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

                  STATE STREET TREASURY MONEY MARKET PORTFOLIO

                STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

STATE STREET MASTER FUNDS

EXPENSE EXAMPLE

As a shareholder of the below listed Portfolios, you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2007* to December 31, 2007.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2007



----------------------------------------------------------------------------------------
                                       BEGINNING       ENDING              EXPENSES PAID
                                       ACCOUNT VALUE   ACCOUNT VALUE       DURING
                                       JULY 1, 2007    DECEMBER 31, 2007   PERIOD*
----------------------------------------------------- ------------------- --------------
BASED ON ACTUAL PORTFOLIO RETURN
----------------------------------------------------- ------------------- --------------
Money Market Portfolio                 $1,000.00       $1,025.90           $0.51
----------------------------------------------------- ------------------- --------------
Tax Free Money Market Portfolio        $1,000.00       $1,017.50           $0.51
----------------------------------------------------- ------------------- --------------
U.S. Government Money Market
  Portfolio                            $1,000.00       $1,009.20           $0.29
----------------------------------------------------- ------------------- --------------
Treasury Money Market Portfolio        $1,000.00       $1,006.10           $0.36
----------------------------------------------------- ------------------- --------------
Treasury Plus Money Market Portfolio   $1,000.00       $1,007.50           $0.32
----------------------------------------------------- ------------------- --------------

----------------------------------------------------------------------------------------
                                       BEGINNING       ENDING              EXPENSES PAID
                                       ACCOUNT VALUE   ACCOUNT VALUE       DURING
                                       JULY 1, 2007    DECEMBER 31, 2007   PERIOD*
----------------------------------------------------- ------------------- --------------
BASED ON HYPOTHETICAL (5% RETURN
  BEFORE EXPENSES)
----------------------------------------------------- ------------------- --------------
Money Market Portfolio                 $1,000.00       $1,024.70           $0.51
----------------------------------------------------- ------------------- --------------
Tax Free Money Market Portfolio        $1,000.00       $1,024.70           $0.51
----------------------------------------------------- ------------------- --------------
U.S. Government Money Market
  Portfolio                            $1,000.00       $1,024.50           $0.71
----------------------------------------------------- ------------------- --------------
Treasury Money Market Portfolio        $1,000.00       $1,024.25           $0.97
----------------------------------------------------- ------------------- --------------
Treasury Plus Money Market Portfolio   $1,000.00       $1,024.35           $0.87
----------------------------------------------------- ------------------- --------------


  * The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio's annualized average weighted expense ratio as of December 31, 2007 was as follows:


Money Market Portfolio                             0.10%

--------------------------------------------------------
Tax Free Money Market Portfolio                    0.10%
--------------------------------------------------------
U.S. Government Money Market Portfolio             0.14%
--------------------------------------------------------
Treasury Money Market Portfolio                    0.19%
--------------------------------------------------------
Treasury Plus Money Market Portfolio               0.17%
--------------------------------------------------------


  "Actual" expense information for the Portfolio is for the period from date of initial public investment to December 31, 2007. Actual expenses are equal to the annualized expense ratio of the Portfolio, multiplied by actual days in the period/365 (to reflect the period from initial public investment to December 31, 2007).



--------------------------------------------------------------------------------------------
                                   DATE OF INITIAL PUBLIC INVESTMENT   ACTUAL DAYS
--------------------------------------------------------------------- ----------------------
U.S. Government Money Market
  Portfolio                        October 17, 2007                    76
--------------------------------------------------------------------- ----------------------
Treasury Money Market Portfolio    October 25, 2007                    68
--------------------------------------------------------------------- ----------------------
Treasury Plus Money Market
  Portfolio                        October 24, 2007                    69
--------------------------------------------------------------------- ----------------------


  "Hypothetical" expense information for the Portfolio is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 184/365 (to reflect the full half-year period).

STATE STREET MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)


PORTFOLIO COMPOSITION*                                          DECEMBER 31, 2007

---------------------------------------------------------------------------------
Yankee Certificate of Deposit                                                36.2%
---------------------------------------------------------------------------------
Repurchase Agreements                                                        20.2
---------------------------------------------------------------------------------
Commercial Paper                                                             20.1
---------------------------------------------------------------------------------
Certificate of Deposit                                                        8.7
---------------------------------------------------------------------------------
Medium Term Note                                                              5.6
---------------------------------------------------------------------------------
Bank Notes                                                                    4.7
---------------------------------------------------------------------------------
U.S. Government Agency Obligations                                            2.0
---------------------------------------------------------------------------------
Promissory Note                                                               1.2
---------------------------------------------------------------------------------
Euro Certificate of Deposit                                                   0.7
---------------------------------------------------------------------------------
Time Deposits                                                                 0.0
---------------------------------------------------------------------------------
Other assets less liabilities                                                 0.6
---------------------------------------------------------------------------------
Total                                                                      100.00%
---------------------------------------------------------------------------------




MATURITY LADDER*                                                DECEMBER 31, 2007
---------------------------------------------------------------------------------

0-3 Days                                                                     20.3%
---------------------------------------------------------------------------------

4-90 Days                                                                    55.8
---------------------------------------------------------------------------------

90+ Days                                                                     23.9
---------------------------------------------------------------------------------

Total                                                                       100.0%
---------------------------------------------------------------------------------

Average maturity                                                          38 Days
---------------------------------------------------------------------------------


* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2007


NAME OF ISSUER                              INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                            RATE        DATE         AMOUNT           COST+
------------------                          --------   ----------   ------------   --------------
COMMERCIAL PAPER - 20.1%
BANK DOMESTIC - 3.5%
  Bank of America Corp.                       5.400%   01/15/2008   $125,000,000   $  124,737,500
  Bank of America Corp.                       4.705%   03/24/2008     60,000,000       59,349,141
  Bank of America Corp.                       4.665%   04/24/2008     60,000,000       59,113,650
                                                                                   --------------
                                                                                      243,200,291
                                                                                   --------------
BANK FOREIGN - 12.3%
  Bank of Ireland(a)                          4.820%   02/01/2008    234,500,000      233,526,695
  CBA (Delaware) Finance                      4.990%   02/29/2008    223,000,000      221,176,294
  Dexia Delaware LLC                          5.040%   01/16/2008    150,000,000      149,685,000
  Societe Generale NY                         4.860%   04/24/2008     50,000,000       49,230,500
  Westpac Banking Corp. NY                    4.970%   02/28/2008    200,000,000      198,398,555
                                                                                   --------------
                                                                                      852,017,044
                                                                                   --------------
FINANCE CAPTIVE CONSUMER - 4.3%
  General Electric Capital Corp.              5.170%   01/25/2008     50,000,000       49,827,667
  General Electric Capital Corp.              5.150%   04/04/2008    175,000,000      172,646,736
  General Electric Capital Corp.              4.620%   04/21/2008     75,000,000       73,931,625
                                                                                   --------------
                                                                                      296,406,028
                                                                                   --------------
TOTAL COMMERCIAL PAPER                                                              1,391,623,363
                                                                                   --------------
CERTIFICATES OF DEPOSIT -  8.7%
BANK DOMESTIC - 8.7%
  Chase Bank USA NA                           4.700%   05/06/2008    100,000,000      100,000,000
  Chase Bank USA NA                           5.150%   02/12/2008    200,000,000      200,000,000
  Citibank                                    4.760%   01/29/2008    200,000,000      200,000,000
  Citibank                                    4.900%   02/15/2008    100,000,000      100,000,000
                                                                                   --------------
TOTAL CERTIFICATES OF DEPOSIT                                                         600,000,000
                                                                                   --------------
YANKEE CERTIFICATES OF DEPOSIT - 36.2%
BANK FOREIGN - 36.2%
  Bank of Nova Scotia NY                      4.750%   02/08/2008    100,000,000      100,000,000
  Bank Scotland NY                            4.720%   04/30/2008     50,000,000       50,000,000
  Bank Scotland NY                            4.810%   04/28/2008    100,000,000      100,000,000
  Barclays Bank PLC                           4.950%   06/13/2008    100,000,000      100,000,000
  Barclays Bank PLC                           5.160%   02/19/2008    140,000,000      140,000,000
  Barclays Bank PLC                           5.355%   01/22/2008     60,000,000       60,000,000
  Calyon NY                                   4.750%   03/26/2008    100,000,000      100,001,157
  Deutsche Bank NY                            4.680%   04/01/2008     75,000,000       75,000,000
  Deutsche Bank NY(b)                         5.025%   04/29/2008    200,000,000      200,000,000
  Dexia Bank NY                               4.850%   01/08/2008    150,000,000      150,000,000
  HBOS Treasury Services NY(b)                5.340%   01/18/2008    150,000,000      150,000,000
  ING Bank Amsterdam                          5.170%   01/18/2008    100,000,000      100,000,000

                        See Notes to Financial Statements

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2007

NAME OF ISSUER                              INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                            RATE        DATE         AMOUNT           COST+
------------------                          --------   ----------   ------------   --------------
YANKEE CERTIFICATES OF DEPOSIT (CONTINUED)

BANK FOREIGN (CONTINUED)
  Landesbank Baden-Wurtt NY                   5.020%   01/25/2008   $150,000,000   $  150,000,494
  Rabobank Nederland NY                       4.750%   02/08/2008    250,000,000      250,001,304
  Societe Generale NY(b)                      4.815%   03/26/2008     95,000,000       94,994,527
  Societe Generale NY                         5.150%   02/29/2008    100,000,000      100,000,000
  Svenska Handelsbanken AB(a)(b)              5.110%   01/17/2008    160,000,000      160,000,000
  UBS AG Stamford CT                          5.095%   01/16/2008    125,000,000      125,000,000
  UBS AG Stamford CT                          5.095%   02/19/2008    125,000,000      125,000,000
  Unicredito Italiano Spa NY                  5.355%   01/14/2008    175,000,000      175,000,307
                                                                                   --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                2,504,997,789
                                                                                   --------------
EURO CERTIFICATES OF DEPOSIT - 0.7%
BANK FOREIGN - 0.7%
  Societe Generale                            5.375%   04/14/2008     50,000,000       50,000,694
                                                                                   --------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                     50,000,694
                                                                                   --------------
BANK NOTES - 4.7%
BANK DOMESTIC - 1.4%
  Bank of America NA(a)                       5.090%   01/17/2008    100,000,000      100,000,000
                                                                                   --------------
                                                                                      100,000,000
                                                                                   --------------
BANK FOREIGN - 3.3%
  BNP Paribas(a)(b)                           4.895%   08/19/2008     25,000,000       25,000,000
  Lloyds TSB Group PLC(a)(b)                  5.222%   09/06/2008    100,000,000      100,000,000
  Svenska Handelsbanken(a)(b)                 4.922%   09/19/2008    100,000,000      100,000,000
                                                                                   --------------
                                                                                      225,000,000
                                                                                   --------------
TOTAL BANK NOTES                                                                      325,000,000
                                                                                   --------------
MEDIUM TERM NOTES - 5.6%
BANK DOMESTIC - 2.1%
  American Express Credit Corp.(b)            4.949%   08/19/2008     20,000,000       20,000,000
  JPMorgan Chase & Co.(b)                     5.215%   09/02/2008     50,000,000       50,000,000
  Wells Fargo Company(b)                      4.596%   08/15/2008     50,000,000       50,000,000
  Wells Fargo Company(b)                      5.076%   09/17/2008     30,000,000       30,000,000
                                                                                   --------------
                                                                                      150,000,000
                                                                                   --------------
BANK FOREIGN - 3.5%
  Alliance & Leicester PLC(a)(b)              4.845%   08/29/2008     35,000,000       35,000,000
  Bank of Scotland PLC(a)(b)                  5.233%   09/08/2008     25,000,000       25,000,000
  Caja de Ahorros y Monte de Piedad de
     Madrid(a)(b)                             5.349%   08/12/2008     30,000,000       30,000,000
  National Australia Bank Ltd.(a)(b)          5.240%   09/05/2008     20,000,000       20,000,000
  UniCredito Italiano Bank Ireland PLC(b)     5.048%   09/12/2008     15,000,000       15,000,000

                        See Notes to Financial Statements

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2007

NAME OF ISSUER                              INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                            RATE        DATE         AMOUNT           COST+
------------------                          --------   ----------   ------------   --------------
MEDIUM TERM NOTES (CONTINUED)

BANK FOREIGN (CONTINUED)
  Westpac Banking Corp(.(a)(b))               5.242%   09/05/2008   $100,000,000   $  100,000,000
  Westpac Banking Corp.(a)(b)                 5.018%   09/15/2008     15,000,000       15,000,000
                                                                                   --------------
                                                                                      240,000,000
                                                                                   --------------
TOTAL MEDIUM TERM NOTES                                                               390,000,000
                                                                                   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.0%
  Federal Home Loan Bank Discount Notes(c)    4.360%   01/24/2008     41,500,000       41,384,400
  Federal Home Loan Bank Discount Notes(c)    4.350%   01/30/2008    100,000,000       99,649,583
                                                                                   --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                              141,033,983
                                                                                   --------------
PROMISSORY NOTES - 1.2%
  Goldman Sachs Group, Inc(.(b)(d))           5.280%   01/15/2008     50,000,000       50,000,000
  Goldman Sachs Group, Inc.(b)(d)             5.140%   01/25/2008     30,000,000       30,000,000
                                                                                   --------------
TOTAL PROMISSORY NOTES                                                                 80,000,000
                                                                                   --------------
REPURCHASE AGREEMENTS - 20.2%
  ABN AMRO Inc. Tri Party Repo, dated
  12/31/07 (collateralized by Corporate
  Notes, 4.800% - 7.875% due 07/15/09 -
  12/15/25 valued at $78,750,000);
  proceeds $75,019,167                        4.600%   01/02/2008     75,000,000       75,000,000
  ABN AMRO Inc. Tri Party Repo, dated
  12/31/07 (collateralized by Federal
  National Mortgage Association, 5.000% -
  6.000% due 08/01/33 - 02/01/37 and
  Federal Home Loan Mortgage Corporation
  5.000% - 5.500% due 12/01/19 - 12/01/35
  valued at $612,000,000); proceeds
  $600,158,333                                4.750%   01/02/2008    600,000,000      600,000,000
  Bank of America Tri Party Repo, dated
  12/31/07 (collateralized by a Federal
  National Mortgage Association, 5.000%
  due 03/01/35 valued at $47,482,021);
  proceeds $46,563,026                        4.650%   01/02/2008     46,551,000       46,551,000
  Credit Suisse First Boston Tri Party
  Repo, dated 12/31/07 (collateralized by
  Corporate Notes, 6.850% - 10.250% due
  04/01/09 - 05/15/31 valued at
  $78,752,792); proceeds $75,019,167          4.600%   01/02/2008     75,000,000       75,000,000
  Deutsche Bank Tri Party Repo, dated
  12/31/07 (collateralized by Federal
  National Mortgage Association, 4.500% -
  7.000% due 03/01/19 - 12/01/37 valued at
  $612,000,000); proceeds $600,158,333        4.750%   01/02/2008    600,000,000      600,000,000
                                                                                   --------------
TOTAL REPURCHASE AGREEMENTS                                                         1,396,551,000
                                                                                   --------------
TOTAL INVESTMENTS - 99.4%                                                           6,879,206,829
OTHER ASSETS IN EXCESS OF LIABILITIES -
  0.6%                                                                                 39,056,199
                                                                                   --------------
NET ASSETS - 100.0%                                                                $6,918,263,028
                                                                                   --------------





                        See Notes to Financial Statements

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2007


   (a) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act") or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered.

   (b) Floating Rate Note - Interest rate shown is rate in effect at December 31, 2007.

   (c) Discount rate at time of purchase.

   (d) Security subject to restrictions on resale that has been deemed by the Adviser to be illiquid. The Portfolio may not invest more than 10% of its net assets in illiquid securities. At December 31, 2007, these securities represented 1.2% of net assets.

     + See Note 2 to the Notes to Financial Statements.


                        See Notes to Financial Statements

STATE STREET TAX FREE MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)


PORTFOLIO COMPOSITION*                                          DECEMBER 31, 2007

---------------------------------------------------------------------------------
Health                                                                       28.4%
---------------------------------------------------------------------------------
Education                                                                    17.4
---------------------------------------------------------------------------------
General Obligations                                                           8.3
---------------------------------------------------------------------------------
Housing Revenue                                                               7.9
---------------------------------------------------------------------------------
Electric Power                                                                7.6
---------------------------------------------------------------------------------
Municipals                                                                    7.0
---------------------------------------------------------------------------------
Public Agency                                                                 5.0
---------------------------------------------------------------------------------
Utility                                                                       3.3
---------------------------------------------------------------------------------
Other Revenue                                                                 3.1
---------------------------------------------------------------------------------
Transportation                                                                3.0
---------------------------------------------------------------------------------
Water Revenue                                                                 2.6
---------------------------------------------------------------------------------
Tax Revenue                                                                   2.2
---------------------------------------------------------------------------------
Water & Sewer                                                                 1.6
---------------------------------------------------------------------------------
Parking                                                                       1.3
---------------------------------------------------------------------------------
Industrial Revenue/Pollution Control Revenue                                  0.7
---------------------------------------------------------------------------------
Portfolio Revenue                                                             0.4
---------------------------------------------------------------------------------
Pre Refunded/Escrow to Maturity                                               0.2
---------------------------------------------------------------------------------
Total                                                                       100.0%
---------------------------------------------------------------------------------



MATURITY LADDER                                                 DECEMBER 31, 2007
---------------------------------------------------------------------------------
0-3 Days                                                                     92.3%
---------------------------------------------------------------------------------
4-90 Days                                                                     7.7%
---------------------------------------------------------------------------------
90+ Days                                                                      0.0
---------------------------------------------------------------------------------
Total                                                                       100.0%
---------------------------------------------------------------------------------
Average maturity                                                               15
---------------------------------------------------------------------------------


* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007


                                                                     DATE
                                               PRINCIPAL   RATE       OF           VALUE
                                                AMOUNT       %     MATURITY          $
                                              ----------   ----   ----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 111.0%
ALABAMA - 3.1%
County of Jefferson Alabama Limited
  Obligation Revenue Bonds, Series 1757 T,
  INS: FSA-CR, LIQ: JP Morgan Chase Bank(a)    5,000,000   3.50   07/01/2012      5,000,000
Jefferson County Alabama Sewer Revenue
  Bonds, Capital Improvement Waters, Series
  A, INS: FGIC, SPA: JP Morgan Chase
  Bank(a)                                      3,500,000   3.43   02/01/2042      3,500,000
Montgomery Alabama Waterworks & Sanitary
  Sewer Board Revenue Bonds, Series 881,
  INS: FSA, LIQ: JP Morgan Chase Bank(a)       5,245,000   3.51   03/01/2013      5,245,000
                                                                               ------------
                                                                                 13,745,000
                                                                               ------------
ALASKA - 4.1%
Alaska State Housing Finance Corp Revenue
  Bonds, Series B, INS: MBIA GO of Corp(a)    18,525,000   3.44   12/01/2030     18,525,000
                                                                               ------------
CALIFORNIA - 2.7%
Bay Area Toll Authority California Revenue
  Bonds, San Francisco Bay Area, Class C,
  INS: AMBAC(a)                                4,800,000   3.22   04/01/2045      4,800,000
Metropolitan Water District of Southern
  California Waterworks Revenue Bonds,
  Series A, SPA: Landesbank Baden-
  Wuerttemberg(a)                              2,165,000   3.30   07/01/2025      2,165,000
Northern California Gas Authority No 1 Gas
  Project Revenue Bonds, ROCs RR II Series
  R-11124, LIQ: FAC-Citibank N.A.(a)           5,000,000   3.48   07/01/2017      5,000,000
                                                                               ------------
                                                                                 11,965,000
                                                                               ------------
COLORADO - 14.5%
City of Colorado Springs Colorado Utilities
  Revenue Bonds, Sub Lien Improvement,
  Series A, SPA: Dexia Credit Local(a)        15,000,000   3.42   11/01/2025     15,000,000
Colorado State Education Loan Program, Tax
  & Revenue Anticipation Notes, Series B      15,000,000   3.25   08/05/2008     15,030,427
Denver City & County Colorado Certificate
  Participation, Wellington, Series E WEB-
  C1, INS: AMBAC, SPA: JP Morgan Chase
  Bank(a)                                     10,600,000   3.40   12/01/2029     10,600,000
Southern Ute Indian Tribe of Southern Ute
  Indian Reservation Revenue Bonds(a)          8,200,000   3.43   11/01/2031      8,200,000

                        See Notes to Financial Statements

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007

                                                                     DATE
                                               PRINCIPAL   RATE       OF           VALUE
                                                AMOUNT       %     MATURITY          $
                                              ----------   ----   ----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)

COLORADO (CONTINUED)
University of Colorado Hospital Authority
  Revenue Bonds, Series A, INS: AMBAC, SPA:
  JP Morgan Chase Bank(a)                     16,085,000   3.47   11/15/2031     16,085,000
                                                                               ------------
                                                                                 64,915,427
                                                                               ------------
CONNECTICUT - 2.4%
Connecticut State Health & Educational
  Facility Authority Revenue Bonds, Yale
  University, Series U2(a)                    10,500,000   3.30   07/01/2033     10,500,000
                                                                               ------------
DELAWARE - 2.1%
Delaware State EDA Revenue Bonds, Hospital
  Billing & Collection, Series B, LOC: JP
  Morgan Chase Bank(a)                         8,000,000   3.40   12/01/2015      8,000,000
Delaware State EDA, Hospital Billing,
  Series A, LOC: JP Morgan Chase Bank(a)       1,500,000   3.40   12/01/2015      1,500,000
                                                                               ------------
                                                                                  9,500,000
                                                                               ------------
FLORIDA - 6.0%
County of Santa Rosa Florida Health
  Facility Authority Revenue Bonds, Baptist
  Hospital, Inc., LOC: Bank of American
  N.A.(a)                                     10,000,000   3.48   10/01/2021     10,000,000
Florida State Board of Education, Capital
  Outlay, Series A, GO                         1,075,000   5.25   01/01/2009      1,085,750
JEA Florida Water & Sewer Systems Revenue
  Bonds, Series B, INS: XLCA, SPA: Fortis
  Bank SA/NV(a)                                1,500,000   3.40   10/01/2041      1,500,000
Orange County Florida Industrial
  Development Authority Revenue Bonds, Lake
  Highland School, Inc., LOC: Bank of
  America N.A.(a)                              9,000,000   3.48   08/01/2032      9,000,000
Orlando Florida Utilities Commission Water
  & Electric Revenue Bonds, Series B, SPA:
  Suntrust Bank(a)                             5,400,000   3.47   10/01/2022      5,400,000
                                                                               ------------
                                                                                 26,985,750
                                                                               ------------

                        See Notes to Financial Statements

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007

                                                                     DATE
                                               PRINCIPAL   RATE       OF           VALUE
                                                AMOUNT       %     MATURITY          $
                                              ----------   ----   ----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)

GEORGIA - 7.0%
Dalton Georgia Development Authority
  Revenue Bonds, Hamilton Health Systems
  Project, Class B, LOC: Bank of America
  N.A.(a)                                      7,350,000   3.48   08/15/2033      7,350,000
Fulton DeKalb Georgia Hospital Authority
  Revenue Bonds, INS: FSA                      2,900,000   5.00   01/01/2008      2,900,000
Municipal Electric Authority Georgia, Gen C
  Rmkt, INS: GO of Participants, LOC:
  Bayerische Landesbank(a)                     1,500,000   3.40   03/01/2020      1,500,000
Municipal Electric Authority of Georgia
  Revenue Bonds, PJ One SUB D RMKT, INS:
  FSA, SPA: Dexia Credit Local(a)              7,800,000   3.40   01/01/2022      7,800,000
Roswell Georgia Housing Authority
  Multifamily Revenue Bonds, Chambrel
  Roswell, INS: Fannie Mae, LIQ: Fannie
  Mae(a)                                      11,980,000   3.46   11/15/2032     11,980,000
                                                                               ------------
                                                                                 31,530,000
                                                                               ------------
ILLINOIS - 11.7%
Bloomington Illinois Normal Airport
  Authority, GO, SPA: Bank One N.A.(a)         3,815,000   3.46   01/01/2023      3,815,000
Chicago Illinois Board of Education, Series
  C, GO, INS: FSA, SPA: Dexia Public
  Finance(a)                                   1,950,000   3.48   03/01/2032      1,950,000
City of Chicago Illinois, Neighborhoods
  Alive 21, Class B, INS: MBIA, SPA: Depfa
  Bank PLC(a)                                  5,000,000   3.42   01/01/2037      5,000,000
Illinois Development Finance Authority
  Revenue Bonds, Chicago Educational TV
  Assignment, Series A, LOC: Lasalle Bank
  N.A.(a)                                      1,900,000   3.40   11/01/2014      1,900,000
Illinois Development Finance Authority
  Revenue Bonds, Chicago Symphony PJ, INS:
  GO of Corp, LOC: Bank One N.A.(a)            8,500,000   3.43   12/01/2033      8,500,000
Illinois Development Finance Authority
  Revenue Bonds, Evanston Northwestern,
  Class C, SPA: Bank One N.A.(a)                 975,000   3.43   05/01/2008        975,000
Illinois Development Finance Authority
  Revenue Bonds, World Communications,
  Inc., LOC: Lasalle Bank N.A.(a)              1,500,000   3.40   08/01/2015      1,500,000
Illinois Finance Authority Revenue Bonds,
  Northwestern Member Hospital, Series B-1,
  SPA: Bank of Nova Scotia(a)                  6,000,000   3.75   08/15/2038      6,000,000

                        See Notes to Financial Statements

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007

                                                                     DATE
                                               PRINCIPAL   RATE       OF           VALUE
                                                AMOUNT       %     MATURITY          $
                                              ----------   ----   ----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)

ILLINOIS (CONTINUED)
Lake County Illinois Warren Township High
  School District No 121-Gurnee, ROCS RR II
  R 2157, GO, INS: FGIC, LIQ: Citigroup
  Financial(a)                                 9,500,000   3.55   03/01/2024      9,500,000
University of Illinois Revenue Bonds, UIC
  South Campus PJ, Class A, INS: FGIC, SPA:
  Dexia Credit Local(a)                       13,400,000   3.40   01/15/2022     13,400,000
                                                                               ------------
                                                                                 52,540,000
                                                                               ------------
INDIANA - 1.9%
Delaware County Hospital Authority Revenue
  Bonds, Cardinal Health Systems
  Obligation, INS: AMBAC, LIQ: FAC-Bank One
  Indiana(a)                                   4,200,000   3.43   08/01/2018      4,200,000
Indiana State Development Finance Authority
  Revenue Bonds, Educational Facilities,
  Indiana Historical Society, LOC: Bank One
  Indiana N.A.(a)                              4,200,000   3.43   08/01/2031      4,200,000
                                                                               ------------
                                                                                  8,400,000
                                                                               ------------
LOUISIANA - 2.9%
Louisiana Local Government Environmental
  Facilities & Community Development
  Authority Revenue Bonds, Shreveport
  Utilities Systems Project, INS: FSA
  Municipal Government GTD, SPA: JP Morgan
  Chase Bank(a)                               11,500,000   3.43   10/01/2026     11,500,000
Louisiana State Offshore Terminal Authority
  Deep Water Port Revenue Bond, Series B,
  LOC: Bank One N.A.(a)                        1,500,000   3.40   09/01/2014      1,500,000
                                                                               ------------
                                                                                 13,000,000
                                                                               ------------
MARYLAND - 4.8%
Anne Arundel County Medical, GO                1,270,000   6.00   02/01/2008      1,272,434
Maryland State Health & Higher Educational
  Facilities Authority Revenue Bonds,
  University of Maryland Medical System,
  Class A, LOC: Wachovia Bank N.A.(a)         20,000,000   3.42   07/01/2034     20,000,000
                                                                               ------------
                                                                                 21,272,434
                                                                               ------------

                        See Notes to Financial Statements

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007

                                                                     DATE
                                               PRINCIPAL   RATE       OF           VALUE
                                                AMOUNT       %     MATURITY          $
                                              ----------   ----   ----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)

MASSACHUSETTS - 4.2%
Massachusetts State Health & Educational
  Facilities Authority Revenue Bonds,
  Partner Healthcare System, Series D-3,
  INS: GO of Institution, SPA: JP Morgan
  Chase Bank(a)                               18,545,000   3.40   07/01/2038     18,545,000
Massachusetts State HEFA Revenue Bonds,
  Wellesley College, Series G, LIQ:
  Wellesley College(a)                           400,000   3.50   07/01/2039        400,000
                                                                               ------------
                                                                                 18,945,000
                                                                               ------------
MICHIGAN - 0.6%
Michigan Municipal Bond Authority Revenue
  Bonds, PUTTERS, Series 286, LIQ: FAC- JP
  Morgan Chase(a)                              2,600,000   3.51   10/01/2021      2,600,000
                                                                               ------------
MINNESOTA - 1.6%
Southern Minnesota Municipal Power Agency
  Power Supply Systems Revenue Bonds, ROCS
  RR II, Series R-10021Z, INS: MBIA, LIQ:
  FAC- Citigroup Financial(a)                  4,800,000   3.51   01/01/2027      4,800,000
State of Minnesota, GO                         2,490,000   5.00   08/01/2008      2,512,422
                                                                               ------------
                                                                                  7,312,422
                                                                               ------------
MISSOURI - 0.5%
Missouri State HEFA Revenue Bonds, BJC
  Health System, Series B(a)                   2,000,000   3.75   05/15/2034      2,000,000
                                                                               ------------
NEW JERSEY - 0.4%
Essex County New Jersey Improvement
  Authority Revenue Bonds, Pooled
  Governmental Loan Program, LOC: First
  Union National Bank(a)                       1,700,000   3.43   07/01/2026      1,700,000
                                                                               ------------
NEW YORK - 6.0%
City of New York NY, Subseries J2-RMKT,
  LOC: Westdeutsche Landesbank(a)              9,300,000   3.31   02/15/2016      9,300,000
Metropolitan Transportation Authority
  Revenue Bonds, Series 2389, INS: AMBAC,
  LIQ: JP Morgan Chase(a)                      6,000,000   3.47   05/15/2013      6,000,000
Nassau County New York Industrial
  Development Agency Revenue Bonds, Cold
  Spring Harbor, SPA: Morgan Guaranty
  Trust(a)                                       600,000   3.73   01/01/2034        600,000

                        See Notes to Financial Statements

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007

                                                                     DATE
                                               PRINCIPAL   RATE       OF           VALUE
                                                AMOUNT       %     MATURITY          $
                                              ----------   ----   ----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)

NEW YORK (CONTINUED)
New York State Local Government Assistant
  Corp., Sub Lien, Series 3V, INS: FGIC GO
  of Corp., SPA: Bandesbank Baden-
  Wuerttemberg(a)                              1,000,000   3.33   04/01/2022      1,000,000
Suffolk County New York Industrial
  Development Agency Revenue Bonds, Touro
  College Project, LOC: JP Morgan Chase
  Bank(a)                                     10,000,000   3.35   06/01/2037     10,000,000
                                                                               ------------
                                                                                 26,900,000
                                                                               ------------
NORTH CAROLINA - 5.6%
Charlotte North Carolina COPS, Governmental
  Facilities, Series F, SPA: Bank of
  America N.A.(a)                              2,000,000   3.48   06/01/2033      2,000,000
Charlotte-Mecklenburg Hospital Authority
  North Carolina Health Care System Revenue
  Bonds, Carolinas, Series L, INS: AMBAC,
  SPA: Bayerische Landesbank(a)               11,065,000   3.45   01/15/2036     11,065,000
City of Winston-Salem North Carolina Water
  and Sewer Systems Revenue Bonds, Series
  C, SPA: Dexia Credit Local(a)                2,000,000   3.48   06/01/2028      2,000,000
North Carolina Eastern Municipal Power
  Agency Revenue Bonds, Series A, INS:
  MBIA, SPA: Wachovia Bank(a)                  9,900,000   3.46   01/01/2024      9,900,000
                                                                               ------------
                                                                                 24,965,000
                                                                               ------------
OHIO - 6.8%
Butler County Ohio Healthcare Facilities
  Revenue Bonds, IMPT-Lifesphere Project,
  LOC: U.S. Bank NA(a)                         1,400,000   3.42   05/01/2027      1,400,000
City of Columbus Ohio, SAN Sewer, Series 1,
  GO Unlimited(a)                                500,000   3.33   12/01/2026        500,000
Cleveland Cuyahoga County Ohio Port
  Authority Revenue Bonds, Carnegie/89TH
  Garage Project, LOC: JPMorgan Chase
  Bank(a)                                      6,000,000   3.43   01/01/2037      6,000,000
Cleveland Cuyahoga County Ohio Port
  Authority Revenue Bonds, Euclid/93rd
  Garage Office, LOC: Fifth Third Bank(a)      1,030,000   3.43   01/01/2034      1,030,000
Cuyahoga County Ohio Revenue Bonds,
  Cleveland Clinic, Subseries B1, SPA: JP
  Morgan Chase Bank(a)                         2,700,000   3.75   01/01/2039      2,700,000

                        See Notes to Financial Statements

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007

                                                                     DATE
                                               PRINCIPAL   RATE       OF           VALUE
                                                AMOUNT       %     MATURITY          $
                                              ----------   ----   ----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)

OHIO (CONTINUED)
Franklin County Ohio Hospital Revenue
  Bonds, Childrens Hospital, Series A, INS:
  FGIC, SPA: National City Bank(a)             4,225,000   3.43   05/01/2031      4,225,000
Montgomery County Ohio Revenue Bonds,
  Catholic Health Initiatives, Series B-
  2(a)                                        11,200,000   3.40   04/01/2037     11,200,000
Ohio State University General Receipts,
  Series B(a)                                  3,500,000   3.37   06/01/2035      3,500,000
                                                                               ------------
                                                                                 30,555,000
                                                                               ------------
OKLAHOMA - 0.5%
Oklahoma State Industries Authority Revenue
  Bonds, Integris Baptist, Series B, INS:
  MBIA, SPA: JP Morgan Chase Bank(a)           2,130,000   3.75   08/15/2029      2,130,000
                                                                               ------------
OREGON - 0.3%
Oregon State, Series 73 G, SPA: JP Morgan
  Chase Bank(a)                                1,500,000   3.40   12/01/2018      1,500,000
                                                                               ------------
PENNSYLVANIA - 3.3%
City of Philadelphia Pennsylvania Gas Works
  Revenue Bonds, Series B, INS: FSA            1,000,000   5.00   07/01/2028      1,011,472
City of Philadelphia Pennsylvania Gas Works
  Revenue Bonds, Sixth Series, INS: FSA(a)     2,000,000   3.42   08/01/2031      2,000,000
Commonwealth of Pennsylvania, Second
  Series, GO                                   3,320,000   5.50   06/01/2008      3,348,008
Erie Pennsylvania Water Authority Revenue
  Bonds, Series A, INS: FSA, SPA: JP Morgan
  Chase Bank(a)                                1,000,000   3.42   12/01/2010      1,000,000
Pennsylvania State Turnpike Commission
  Turnpike Revenue Bonds, Series A-2, SPA:
  Landesbank Baden-Wuerttemberg(a)             1,400,000   3.40   12/01/2030      1,400,000
Philadelphia Pennsylvania Authority for
  IDR, Fox Chase Cancer Center, Series A,
  LOC: Citizens Bank of PA(a)                  1,900,000   3.75   07/01/2031      1,900,000
Washington County Pennsylvania Authority
  Revenue Bonds, University of
  Pennsylvania(a)                              4,000,000   3.33   07/01/2034      4,000,000
                                                                               ------------
                                                                                 14,659,480
                                                                               ------------

                        See Notes to Financial Statements

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007

                                                                     DATE
                                               PRINCIPAL   RATE       OF           VALUE
                                                AMOUNT       %     MATURITY          $
                                              ----------   ----   ----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)

PUERTO RICO - 3.0%
Puerto Rico Commonwealth Infrastructure
  Financing Authority Special Tax Revenue
  Bonds, ROCS RR II R-11248, INS: AMBAC,
  LIQ: Citibank N.A.(a)                        9,000,000   3.47   07/01/2024      9,000,000
Puerto Rico Electric Power Authority Power
  Revenue Bonds, PUTTERS, Series 268, INS:
  FSA, LIQ: JP Morgan Chase Bank(a)            4,595,000   3.44   07/01/2029      4,595,000
                                                                               ------------
                                                                                 13,595,000
                                                                               ------------
SOUTH CAROLINA - 3.7%
Greenville County South Carolina School
  District Installment Revenue Bonds, Stars
  2007-048, LIQ: BNP Paribas(a)                7,395,000   3.48   12/01/2024      7,395,000
South Carolina Transportation
  Infrastructure Bank Revenue Bonds, Series
  1283, INS: AMBAC, LIQ: JP Morgan Chase
  Bank(a)                                      9,050,000   3.54   04/01/2012      9,050,000
                                                                               ------------
                                                                                 16,445,000
                                                                               ------------
TEXAS - 6.5%
Austin County Texas Industrial Development
  Corp Revenue Bonds, Justin Industries,
  Inc. Project, LOC: Bank One N.A.(a)          3,500,000   3.48   12/01/2014      3,500,000
City of Arlington Texas Special Obligations
  Revenue Bonds, Tax-Dallas Cowboys, Class
  B, INS: MBIA, SPA: Depfa Bank PLC(a)         1,400,000   3.43   08/15/2035      1,400,000
City of San Antonio Texas Water Revenue
  Bonds, Securities Trust Receipts-SGB 66,
  INS: FGIC, LIQ: Societe Generale(a)          7,100,000   3.54   05/15/2037      7,100,000
Denton Texas Independent School District,
  School Building, Series B, INS: PSF-GTD,
  SPA: Bank of America N.A.(a)                 1,000,000   3.43   08/01/2023      1,000,000
Harris County Texas, GO                        2,215,000   5.00   10/01/2008      2,240,176
Splendora Texas Higher Education Facilities
  Corporate Revenue Bonds, Fellowship
  Christian Project, LOC: Bank America
  N.A.(a)                                      7,500,000   3.48   01/01/2017      7,500,000
State of Texas, Public Finance Authority,
  Series B, GO                                 1,040,000   4.00   10/01/2008      1,046,060
State of Texas, Tax & Revenue Anticipation
  Notes, GO Limited Notes                      3,000,000   4.50   08/28/2008      3,015,563

                        See Notes to Financial Statements

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007

                                                                     DATE
                                               PRINCIPAL   RATE       OF           VALUE
                                                AMOUNT       %     MATURITY          $
                                              ----------   ----   ----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)

TEXAS (CONTINUED)
Texas State Transportation Commission
  Revenue Bonds, First Tier                    1,500,000   5.00   04/01/2008      1,505,865
University of Texas, University Revenue
  Bonds, Financing Systems, Series A(a)          700,000   3.40   08/15/2013        700,000
                                                                               ------------
                                                                                 29,007,664
                                                                               ------------
UTAH - 1.0%
Murray City Utah Hospital Revenue Bonds,
  IHC Health Services, Inc., Series A, INS:
  J.P. Morgan Securities(a)                    1,500,000   3.42   05/15/2036      1,500,000
Nebo Utah School District, School Building,
  GO, INS: School Building Guaranty            3,125,000   4.50   07/01/2008      3,137,797
                                                                               ------------
                                                                                  4,637,797
                                                                               ------------
WASHINGTON - 3.8%
Energy Northwest Washington Electric
  Revenue Bonds, Project Number 3, Series
  E, LOC: JP Morgan Chase Bank(a)              3,600,000   3.40   07/01/2017      3,600,000
King County Washington, Series 1184, GO
  Limited, INS: FGIC, LIQ: JP Morgan Chase
  Bank(a)                                      3,100,000   3.54   01/01/2013      3,100,000
Port Vancouver Washington Revenue Bonds,
  United Grain Corporation, Series 84A,
  LOC: Bank of America N.A.(a)                 2,000,000   3.48   12/01/2009      2,000,000
Seattle Washington Water Systems Revenue
  Bonds, Series A, LOC: Bayerische
  Landesbank(a)                                  400,000   3.40   03/01/2032        400,000
Washington State Higher Education
  Facilities Authority Revenue Bonds,
  Whitman College Project, SPA: JP Morgan
  Chase Bank(a)                                8,000,000   3.43   10/01/2029      8,000,000
                                                                               ------------
                                                                                 17,100,000
                                                                               ------------
Total Short-Term Tax-Exempt Obligations                                         496,930,974
                                                                               ------------
TOTAL INVESTMENTS - 111.0%                                                      496,930,974
LIABILITIES IN EXCESS OF ASSETS - (11.0)%                                       (49,252,469)
                                                                               ------------
NET ASSETS - 100.0%                                                            $447,678,505
                                                                               ============



(a) Floating Rate Note- Interest rate shown is rate in effect at December 31, 2007.


                        See Notes to Financial Statements

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007

ACRONYM    NAME
-------    ----
AMBAC      American Municipal Bond Assurance Corporation
COPs       Certificates of Participation
EDA        Economic Development Authority
FGIC       Financial Guaranty Insurance Company
FSA        Financial Security Assurance
GO         General Obligation
GTD        Guaranteed
HEFA       Health and Education Facilities Authority
INS        Insured
LOC        Letter of Credit
MBIA       Municipal Bond Investors Assurance
PSF        Permanent School Fund
PUTTERs    Puttable Tax Exempt Receipts
ROCs       Reset Option Certificates
SPA        Standby Purchase Agreement




                        See Notes to Financial Statements

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)


PORTFOLIO COMPOSITION*                                          DECEMBER 31, 2007

---------------------------------------------------------------------------------
U.S. Government Securities                                                   72.3%
---------------------------------------------------------------------------------
Repurchase Agreements                                                        27.7
---------------------------------------------------------------------------------
Liabilities less cash and other assets                                        0.0
---------------------------------------------------------------------------------
Total                                                                       100.0%
---------------------------------------------------------------------------------



MATURITY LADDER                                                 DECEMBER 31, 2007
---------------------------------------------------------------------------------
0-3 Days                                                                        0%
---------------------------------------------------------------------------------
4-90 Days                                                                   100.0
---------------------------------------------------------------------------------
90+ Days                                                                      0.0
---------------------------------------------------------------------------------
Total                                                                       100.0%
---------------------------------------------------------------------------------
Average maturity                                                               34
---------------------------------------------------------------------------------


* As a percentage of net assets as of the date indicated. The Portfolio's composition may vary over time.


                        See Notes to Financial Statements

               STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2007


NAME OF ISSUER                               INTEREST    MATURITY     PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                             RATE        DATE         AMOUNT          COST
------------------                           --------   ----------   -----------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 72.3%
  Fannie Mae Discount Notes(a)                 4.655%   01/16/2008   $25,000,000   $   24,954,743
  Fannie Mae Discount Notes(a)                 4.340%   02/13/2008    10,000,000        9,949,367
  Fannie Mae Discount Notes(a)                 4.220%   02/15/2008    65,000,000       64,664,745
  Fannie Mae Discount Notes(a)                 4.210%   02/29/2008    80,000,000       79,457,378
  Fannie Mae Discount Notes(a)                 4.185%   03/05/2008    60,000,000       59,560,575
  Fannie Mae Discount Notes(a)                 4.270%   03/19/2008    20,000,000       19,817,339
  Federal Home Loan Bank Discount Notes(a)     4.375%   01/18/2008    45,000,000       44,912,500
  Federal Home Loan Bank Discount Notes(a)     4.350%   02/01/2008    75,000,000       74,728,125
  Federal Home Loan Bank Discount Notes(a)     4.185%   03/05/2008    60,000,000       59,560,575
  Federal Home Loan Bank Discount Notes(a)     4.265%   03/19/2008    35,000,000       34,680,717
  Federal Home Loan Bank Discount Notes(a)     4.270%   03/19/2008     5,000,000        4,954,335
  Federal Home Loan Bank System +              4.680%   11/07/2008    65,000,000       65,000,000
  Freddie Mac +                                4.715%   03/26/2008    25,000,000       25,001,162
  Freddie Mac Discount Notes(a)                4.270%   01/29/2008    60,000,000       59,807,850
  Freddie Mac Discount Notes(a)                4.340%   02/04/2008    50,000,000       49,801,083
  Freddie Mac Discount Notes(a)                4.210%   02/19/2008    60,000,000       59,663,200
  Freddie Mac Discount Notes(a)                4.170%   03/10/2008    42,000,000       41,669,180
                                                                                   --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                              778,182,874
                                                                                   --------------
REPURCHASE AGREEMENTS - 27.7%
  ABN AMRO Inc. Tri Party Repo, dated
  12/31/07 (collateralized by Federal
  National Mortgage Association, 0.000% -
  5.125% due 02/12/08 - 2/28/08 valued at
  $30,600,960); proceeds $30,007,083           4.250%   01/02/2008    30,000,000       30,000,000
  Bank of America Tri Party Repo, dated
  12/31/07 (collateralized by a Federal
  Home Loan Mortgage Corporation, 5.870%
  due 08/21/17 valued at $30,600,401);
  proceeds $30,007,167                         4.300%   01/02/2008    30,000,000       30,000,000
  Citigroup Tri Party Repo, dated 12/31/07
  (collateralized by a Federal National
  Mortgage Association, 5.600% due 02/01/17
  valued at $30,600,441); proceeds
  $30,006,833                                  4.100%   01/02/2008    30,000,000       30,000,000
  Credit Suisse First Boston Tri Party
  Repo, dated 12/31/07 (collateralized by a
  Federal Home Loan Mortgage Corporation,
  6.000% due 03/02/22 valued at
  $30,602,057); proceeds $30,007,083           4.250%   01/02/2008    30,000,000       30,000,000
  Deutsche Tri Party Repo, dated 12/31/07
  (collateralized by a Federal Home Loan
  Mortgage Corporation, 5.375% due 01/09/14
  and a Federal National Mortgage
  Association, 6.000% due 02/28/17 valued
  at $59,525,402); proceeds $58,371,455        4.150%   01/02/2008    58,358,000       58,358,000
  HSBC Tri Party Repo, dated 12/31/07
  (collateralized by U.S. Treasury Notes,
  4.625% - 4.875% due 08/15/16 - 11/15/16
  valued at $30,604,953); proceeds
  $30,007,083                                  4.250%   01/02/2008    30,000,000       30,000,000
  Merrill Lynch Tri Party Repo, dated
  12/31/07 (collateralized by Agency Bonds,
  0.000% due 10/15/08 - 04/15/30 valued at
  $30,600,348); proceeds $30,005,833           3.500%   01/02/2008    30,000,000       30,000,000

                        See Notes to Financial Statements

               STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2007

NAME OF ISSUER                               INTEREST    MATURITY     PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                             RATE        DATE         AMOUNT          COST
------------------                           --------   ----------   -----------   --------------
REPURCHASE AGREEMENTS (CONTINUED)

  Morgan Stanley Tri Party Repo, dated
  12/31/07 (collateralized by a Federal
  National Mortgage Association, 0.000% due
  06/01/17 valued at $30,602,772); proceeds
  $30,007,250                                  4.350%   01/02/2008    30,000,000       30,000,000
  UBS Warburg Tri Party Repo, dated
  12/31/07 (collateralized by a Agency
  Bond, 0.000% due 01/15/18 valued at
  $30,603,167); proceeds $30,007,167           4.300%   01/02/2008    30,000,000       30,000,000
                                                                                   --------------
TOTAL REPURCHASE AGREEMENTS                                                           298,358,000
                                                                                   --------------
TOTAL INVESTMENTS - 100.0%                                                          1,076,540,874
OTHER ASSETS IN EXCESS OF LIABILITIES -
  0.00%                                                                                   253,443
                                                                                   --------------
NET ASSETS - 100.0%                                                                $1,076,794,317
                                                                                   ==============



   (a) Discount rate at time of purchase.
    +  Variable Rate Security - Interest Rate is in effect as of December 31,
       2007.


                        See Notes to Financial Statements

STATE STREET TREASURY MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)


PORTFOLIO COMPOSITION*                                          DECEMBER 31, 2007

---------------------------------------------------------------------------------
U.S. Treasury Obligations                                                   100.0%
---------------------------------------------------------------------------------
Liabilities less cash and other assets                                        0.0
---------------------------------------------------------------------------------
Total                                                                       100.0%
---------------------------------------------------------------------------------



MATURITY LADDER                                                 DECEMBER 31, 2007
---------------------------------------------------------------------------------
0-3 Days                                                                     19.8%
---------------------------------------------------------------------------------
4-90 Days                                                                    80.2
---------------------------------------------------------------------------------
90+ Days                                                                      0.0
---------------------------------------------------------------------------------
Total                                                                       100.0%
---------------------------------------------------------------------------------
Average maturity                                                               21
---------------------------------------------------------------------------------


* As a percentage of net assets as of the date indicated. The Portfolio's composition may vary over time.

                  STATE STREET TREASURY MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2007

NAME OF ISSUER                                INTEREST    MATURITY     PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                              RATE        DATE         AMOUNT         COST
------------------                            --------   ----------   -----------   ------------
U.S. TREASURY OBLIGATIONS - 100.0%
  United States Treasury Bill                   2.590%   01/03/2008   $32,148,000   $ 32,143,374
  United States Treasury Bill                   2.510%   01/03/2008    19,624,000     19,621,264
  United States Treasury Bill                   2.650%   01/03/2008    24,178,000     24,174,440
  United States Treasury Bill                   2.845%   01/03/2008     3,559,000      3,558,437
  United States Treasury Bill                   2.960%   01/03/2008     5,453,000      5,452,103
  United States Treasury Bill                   3.110%   01/03/2008    20,000,000     19,996,544
  United States Treasury Bill                   2.250%   01/10/2008     5,616,000      5,612,841
  United States Treasury Bill                   2.400%   01/10/2008    23,148,000     23,134,111
  United States Treasury Bill                   2.550%   01/10/2008    16,342,000     16,331,562
  United States Treasury Bill                   2.750%   01/10/2008    25,000,000     24,982,813
  United States Treasury Bill                   3.000%   01/10/2008    40,160,000     40,129,880
  United States Treasury Bill                   2.500%   01/17/2008    12,352,000     12,338,276
  United States Treasury Bill                   2.790%   01/17/2008    17,752,000     17,729,988
  United States Treasury Bill                   2.820%   01/17/2008     5,524,000      5,517,077
  United States Treasury Bill                   2.850%   01/17/2008    25,000,000     24,968,333
  United States Treasury Bill                   2.865%   01/17/2008    10,000,000      9,987,267
  United States Treasury Bill                   2.905%   01/17/2008     4,610,000      4,604,048
  United States Treasury Bill                   3.032%   01/17/2008    30,000,000     29,959,573
  United States Treasury Bill                   2.580%   01/24/2008    20,000,000     19,967,033
  United States Treasury Bill                   2.795%   01/24/2008    20,000,000     19,964,286
  United States Treasury Bill                   2.350%   01/31/2008    10,000,000      9,979,260
  United States Treasury Bill                   2.581%   01/31/2008    15,000,000     14,968,900
  United States Treasury Bill                   2.750%   01/31/2008    20,000,000     19,954,167
  United States Treasury Bill                   2.500%   02/07/2008    15,000,000     14,961,458
  United States Treasury Bill                   2.800%   02/07/2008    25,000,000     24,928,043
  United States Treasury Bill                   2.720%   02/14/2008    12,317,000     12,276,053
  United States Treasury Bill                   2.800%   02/14/2008    25,000,000     24,914,444
  United States Treasury Bill                   2.695%   02/21/2008    45,000,000     44,828,194
  United States Treasury Bill                   2.800%   02/21/2008     3,221,000      3,208,223
                                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                      530,191,992
                                                                                    ------------
TOTAL INVESTMENTS - 100.0%                                                           530,191,992
LIABILITIES IN EXCESS OF ASSETS - 0.00%                                                  (88,058)
                                                                                    ------------
NET ASSETS - 100.0%                                                                 $530,103,934
                                                                                    ============




                        See Notes to Financial Statements

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)


PORTFOLIO COMPOSITION*                                          DECEMBER 31, 2007

---------------------------------------------------------------------------------
U.S. Treasury Obligations                                                    17.3%
---------------------------------------------------------------------------------
U.S. Government Securities                                                   12.6
---------------------------------------------------------------------------------
Repurchase Agreements                                                        70.1
---------------------------------------------------------------------------------
Liabilities less cash and other assets                                        0.0
---------------------------------------------------------------------------------
Total                                                                       100.0%
---------------------------------------------------------------------------------



MATURITY LADDER                                                 DECEMBER 31, 2007
---------------------------------------------------------------------------------
0-3 Days                                                                     78.7%
---------------------------------------------------------------------------------
4-90 Days                                                                    21.3
---------------------------------------------------------------------------------
90+ Days                                                                      0.0
---------------------------------------------------------------------------------
Total                                                                       100.0%
---------------------------------------------------------------------------------
Average maturity                                                                9
---------------------------------------------------------------------------------


* As a percentage of net assets as of the date indicated. The Portfolio's composition may vary over time.

                STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2007


NAME OF ISSUER                               INTEREST    MATURITY      PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                             RATE        DATE         AMOUNT          COST
------------------                           --------   ----------   ------------   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.6%
  Fannie Mae Discount Notes(a)                 4.340%   02/13/2008   $ 10,000,000   $  9,948,161
  Fannie Mae Discount Notes(a)                 4.220%   02/15/2008      5,000,000      4,973,625
  Fannie Mae Discount Notes(a)                 4.210%   02/29/2008      5,000,000      4,965,501
  Federal Home Loan Bank Discount Notes(a)     4.375%   01/18/2008      5,000,000      4,989,670
  Federal Home Loan Bank Discount Notes(a)     4.280%   03/26/2008      3,887,000      3,847,720
  Federal Home Loan Bank Discount Notes(a)     4.280%   03/28/2008     10,000,000      9,896,567
  Freddie Mac Discount Notes(a)                4.340%   02/04/2008      5,000,000      4,979,506
  Freddie Mac Discount Notes(a)                4.330%   02/21/2008      5,000,000      4,969,329
  Freddie Mac Discount Notes(a)                4.170%   03/10/2008     10,000,000      9,920,075
                                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                              58,490,154
                                                                                    ------------
U.S. TREASURY OBLIGATIONS - 17.3%
  United States Treasury Bill                  2.500%   01/03/2008     40,000,000     39,994,444
  United States Treasury Bill                  2.700%   01/10/2008     40,000,000     39,973,000
                                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                       79,967,444
                                                                                    ------------
REPURCHASE AGREEMENTS - 70.1%
  ABN AMRO Inc. Tri Party Repo, dated
  12/31/07 (collateralized by Federal
  National Mortgage Association, 6.005% due
  05/08/17 valued at $15,300,290); proceeds
  $15,001,042                                  1.250%   01/02/2008     15,000,000     15,000,000
  Bank of America Tri Party Repo, dated
  12/31/07 (collateralized by a U.S.
  Treasury Note, 4.875% due 10/31/08 valued
  at $15,300,384); proceeds $15,000,625        0.750%   01/02/2008     15,000,000     15,000,000
  Bear Stearns Tri Party Repo, dated
  12/31/07 (collateralized by a U.S.
  Treasury Bond, 5.250% due 02/15/29 and
  U.S. Treasury Notes, 4.125% - 4.250% due
  11/15/14 - 05/15/15 valued at
  $16,115,625); proceeds $15,001,167           1.400%   01/02/2008     15,000,000     15,000,000
  Citigroup Tri Party Repo, dated 12/31/07
  (collateralized by U.S. Treasury Notes,
  3.875% - 4.250% due 07/15/10 - 08/15/14
  valued at $15,300,964); proceeds
  $15,000,417                                  0.500%   01/02/2008     15,000,000     15,000,000
  Deutsche Tri Party Repo, dated 12/31/07
  (collateralized by a U.S. Treasury Bond,
  7.250% due 05/15/16 and a U.S. Treasury
  Note, 3.625% due 10/31/09 valued at
  $45,707,912); proceeds $44,814,734           1.500%   01/02/2008     44,811,000     44,811,000
  Fortis Tri Party Repo, dated 12/31/07
  (collateralized by Federal National
  Mortgage Association, 0.000% due 01/02/08
  valued at $15,300,939); proceeds
  $15,001,250                                  1.500%   01/02/2008     15,000,000     15,000,000
  Goldman Sacs Tri Party Repo, dated
  12/31/07 (collateralized by a U.S.
  Treasury Note, 4.000% due 09/30/09 valued
  at $15,300,025); proceeds $15,000,917        1.100%   01/02/2008     15,000,000     15,000,000
  Greenwich Tri Party Repo, dated 12/31/07
  (collateralized by Agency Bonds, 0.000%
  due 01/15/08 - 04/15/30 valued at
  $15,300,102); proceeds 15,001,125            1.350%   01/02/2008     15,000,000     15,000,000
  HSBC Tri Party Repo, dated 12/31/07
  (collateralized by a U.S. Treasury Note,
  4.000% due 06/15/09 valued at
  $15,303,804); proceeds $15,001,250           1.500%   01/02/2008     15,000,000     15,000,000

                        See Notes to Financial Statements

                STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2007

NAME OF ISSUER                               INTEREST    MATURITY      PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                             RATE        DATE         AMOUNT          COST
------------------                           --------   ----------   ------------   ------------
REPURCHASE AGREEMENTS (CONTINUED)

  ING Tri Party Repo, dated 12/31/07
  (collateralized by a U.S. Treasury Note,
  5.000% due 08/15/11 valued at
  $15,301,485); proceeds $15,001,250           1.500%   01/02/2008     15,000,000     15,000,000
  Lehman Brothers Tri Party Repo, dated
  12/31/07 (collateralized by a U.S.
  Treasury Note, 4.125% due 08/31/12 valued
  at $$15,304,604); proceeds 15,001,042        1.250%   01/02/2008     15,000,000     15,000,000
  Merrill Lynch Tri Party Repo, dated
  12/31/07 (collateralized by Agency Bonds,
  0.000% due 04/15/08 - 07/15/27 valued at
  $15,303,107); proceeds $15,000,833           1.000%   01/02/2008     15,000,000     15,000,000
  Morgan Stanley Tri Party Repo, dated
  12/31/07 (collateralized by a U.S.
  Treasury Bond, 8.000% due 11/15/21 valued
  at $102,758,818); proceeds $100,007,222      1.300%   01/02/2008   $100,000,000   $100,000,000
  UBS Warburg Tri Party Repo, dated
  12/31/07 (collateralized by a U.S.
  Treasury Bill , 3.175% due 02/28/08
  valued at $15,301,969); proceeds
  $15,001,083                                  1.300%   01/02/2008     15,000,000     15,000,000
                                                                                    ------------
TOTAL REPURCHASE AGREEMENTS                                                          324,811,000
                                                                                    ------------
TOTAL INVESTMENTS - 100.0%                                                           463,268,598
LIABILITIES IN EXCESS OF ASSETS - 0.00%                                                  (78,555)
                                                                                    ------------
NET ASSETS - 100.0%                                                                 $463,190,043
                                                                                    ============



   (a) Discount rate at time of purchase.


                        See Notes to Financial Statements

                            STATE STREET MASTER FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
--------------------------------------------------------------------------------


                                                               TAX FREE     U.S. GOVERNMENT     TREASURY     TREASURY PLUS
                                             MONEY MARKET    MONEY MARKET     MONEY MARKET    MONEY MARKET    MONEY MARKET
                                               PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO      PORTFOLIO
                                            --------------   ------------   ---------------   ------------   -------------
ASSETS
  Investments in unaffiliated issuers, at
     amortized cost (Note 2)                $5,482,655,829   $496,930,974    $  778,182,874   $530,191,992    $138,457,598
  Repurchase Agreements (cost
     $1,396,551,000, $0, $298,358,000, $0
     and $324,811,000, respectively) (Note
     2)                                      1,396,551,000              -       298,358,000              -     324,811,000
                                            --------------   ------------    --------------   ------------    ------------
                                             6,879,206,829    496,930,974     1,076,540,874    530,191,992     463,268,598
  Cash                                                 579              -               698            939             846
  Receivables:
     Interest receivable                        39,784,833      2,307,789           555,050              -          11,478
     Receivable from adviser (Note 3)              138,111         12,687                 -              -               -
     Prepaid expense                                     7            209               471            459             459
                                            --------------   ------------    --------------   ------------    ------------
       Total assets                          6,919,130,359    499,251,659     1,077,097,093    530,193,390     463,281,381
                                            --------------   ------------    --------------   ------------    ------------
LIABILITIES
  Payables:
     Management fee (Note 3)                       606,497         38,905           105,816         39,764          40,681
     Due to custodian                                    -     51,499,965                 -              -               -
     Administration, custody and transfer
       agent fees (Note 3)                         240,657         11,688            28,709          9,352          10,287
     Professional fees                              14,934         18,112            35,449         35,907          35,907
     Trustee's fees (Note 4)                             -              -             1,029            669             693
     Accrued expenses                                5,243          4,484           131,773          3,764           3,770
                                            --------------   ------------    --------------   ------------    ------------
       Total liabilities                           867,331     51,573,154           302,776         89,456          91,338
                                            --------------   ------------    --------------   ------------    ------------
NET ASSETS                                  $6,918,263,028   $447,678,505    $1,076,794,317   $530,103,934    $463,190,043
                                            ==============   ============    ==============   ============    ============




                        See Notes to Financial Statements

                            STATE STREET MASTER FUNDS

                            STATEMENTS OF OPERATIONS
                         PERIOD ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------


                                                             TAX FREE     U.S. GOVERNMENT     TREASURY     TREASURY PLUS
                                            MONEY MARKET   MONEY MARKET     MONEY MARKET    MONEY MARKET    MONEY MARKET
                                              PORTFOLIO     PORTFOLIO*       PORTFOLIO*      PORTFOLIO*      PORTFOLIO*
                                            ------------   ------------   ---------------   ------------   -------------
INVESTMENT INCOME
  Interest                                  $300,172,406    $4,669,187      $11,153,388      $2,511,904      $3,950,271
                                            ------------    ----------      -----------      ----------      ----------
EXPENSES
  Management fees (Note 3)                     5,716,641       134,345          244,717          75,025          95,654
  Administration, custody and transfer
     agent fees (Note 3)                       1,183,036        27,607           49,922          15,305          19,513
  Professional fees                               47,471        48,194           37,895          38,353          38,353
  Trustee's fees (Note 4)                         79,354        15,748            1,029             669             694
  Printing fees                                        -         4,255            4,175           4,226           4,226
  Other expenses                                  48,622           845            7,529           7,543           7,541
                                            ------------    ----------      -----------      ----------      ----------
       Total Expenses                          7,075,124       230,994          345,267         141,121         165,981
  Less: Fee waivers/reimbursements by
     investment adivser (Note 3)              (1,358,482)      (96,648)               -               -               -
                                            ------------    ----------      -----------      ----------      ----------
       Total Net Expenses                      5,716,642       134,346          345,267         141,121         165,981
                                            ------------    ----------      -----------      ----------      ----------
NET INVESTMENT INCOME                       $294,455,764    $4,534,841      $10,808,121      $2,370,783      $3,784,290
                                            ============    ==========      ===========      ==========      ==========
REALIZED GAIN (LOSS)
Net realized gain (loss) on investments           (6,953)       12,161                -           8,735               -
                                            ------------    ----------      -----------      ----------      ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                $294,448,811    $4,547,002      $10,808,121      $2,379,518      $3,784,290
                                            ============    ==========      ===========      ==========      ==========




* The portfolios commenced operations on February 7, 2007, October 17, 2007, October 25, 2007 and October 24, 2007, respectively.

                        See Notes to Financial Statements

                            STATE STREET MASTER FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                           TAX FREE          U.S. GOVERNMENT
                                                           MONEY MARKET                  MONEY MARKET         MONEY MARKET
                                                            PORTFOLIO                      PORTFOLIO            PORTFOLIO
                                              -------------------------------------   ------------------   ------------------
                                                  YEAR ENDED          YEAR ENDED         PERIOD ENDED         PERIOD ENDED
                                              DECEMBER 31, 2007   DECEMBER 31, 2006   DECEMBER 31, 2007*   DECEMBER 31, 2007*
                                              -----------------   -----------------   ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income                        $    294,455,764    $    226,696,506      $   4,534,841       $   10,808,121
  Net realized gain (loss) on investments                (6,953)                  -             12,161                    -
                                               ----------------    ----------------      -------------       --------------
     Net increase in net assets from
       operations                                   294,448,811         226,696,506          4,547,002           10,808,121
                                               ----------------    ----------------      -------------       --------------
CAPITAL TRANSACTIONS
  Proceeds from contributions                    14,082,546,440      16,774,127,323        743,338,878        1,801,532,181
  Fair value of withdrawals                     (13,655,849,339)    (12,443,577,980)      (300,207,375)        (735,545,985)
                                               ----------------    ----------------      -------------       --------------
     Net increase in net assets from capital
       transactions                                 426,697,101       4,330,549,343        443,131,503        1,065,986,196
                                               ----------------    ----------------      -------------       --------------
NET INCREASE IN NET ASSETS                          721,145,912       4,557,245,849        447,678,505        1,076,794,317
NET ASSETS
  Beginning of period                             6,197,117,116       1,639,871,267                  -                    -
                                               ----------------    ----------------      -------------       --------------
  End of period                                $  6,918,263,028    $  6,197,117,116      $ 447,678,505       $1,076,794,317
                                               ================    ================      =============       ==============




* The portfolios commenced operations on February 7, 2007 and October 17, 2007, respectively.

                        See Notes to Financial Statements.

                             STATE STREET MASTER FUNDS

                        STATEMENTS OF CHANGES IN NET ASSETS
  ------------------------------------------------------------------------------

                                                                                  TREASURY         TREASURY PLUS
                                                                                MONEY MARKET        MONEY MARKET
                                                                                 PORTFOLIO           PORTFOLIO
                                                                               -------------       -------------
                                                                                PERIOD ENDED        PERIOD ENDED
                                                                                DECEMBER 31,        DECEMBER 31,
                                                                                   2007*               2007*
                                                                               -------------       -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income                                                        $   2,370,783       $   3,784,290
  Net realized loss on investments                                                     8,735                   -
                                                                               -------------       -------------
     Net increase in net assets from operations                                    2,379,518           3,784,290
                                                                               -------------       -------------
CAPITAL TRANSACTIONS
  Proceeds from contributions                                                    652,230,533         934,443,802
  Fair value of withdrawals                                                     (124,506,117)       (475,038,049)
                                                                               -------------       -------------
     Net increase in net assets from capital transactions                        527,724,416         459,405,753
                                                                               -------------       -------------
NET INCREASE IN NET ASSETS                                                       530,103,934         463,190,043
NET ASSETS
  Beginning of period                                                                      -                   -
                                                                               -------------       -------------
  End of period                                                                $ 530,103,934       $ 463,190,043
                                                                               =============       =============



* The portfolio commenced operations on October 25, 2007 and October 24, 2007, respectively.

                         See Notes to Financial Statements

                             STATE STREET MASTER FUNDS

                               FINANCIAL HIGHLIGHTS
  ------------------------------------------------------------------------------


                                                                                RATIOS TO AVERAGE
                                                                                   NET ASSETS
                                                                     --------------------------------------        NET ASSETS
                                                                       GROSS         NET             NET             END OF
                                                          TOTAL      OPERATING    OPERATING      INVESTMENT          PERIOD
PERIOD ENDED DECEMBER 31,                              RETURN (A)     EXPENSES     EXPENSES        INCOME        (000S OMITTED)
-------------------------                              ----------    ---------    ---------      ----------      --------------
MONEY MARKET PORTFOLIO
          2007                                            5.30%         0.12%        0.10%          5.14%          $6,918,263
          2006                                            5.09%         0.13%        0.10%          5.08%           6,197,117
          2005                                            3.31%         0.14%        0.10%          3.33%           1,639,871
          2004*                                           0.68%         0.18% **     0.10% **       1.71% **          381,716
TAX FREE MONEY MARKET PORTFOLIO
          2007*                                           3.19%         0.17% **     0.10% **       3.42% **          447,679
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
          2007*                                           0.92%         0.14% **     0.14% **       4.39% **        1,076,794
TREASURY PORTFOLIO
          2007*                                           0.61%         0.19% **     0.19% **       3.21% **          530,104
TREASURY PLUS PORTFOLIO
          2007*                                           0.75%         0.17% **     0.17% **       3.95% **          463,190



(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

* The portfolios commenced operations on August 12, 2004, February 7, 2007, October 17, 2007, October 25, 2007 and October 24, 2007, respectively.

**  Annualized.

                       See Notes to Financial Statements.

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

1. ORGANIZATION
The State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Tax Free Limited Duration Bond Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. At December 31, 2007, only the State Street Equity 500 Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Tax Free Limited Duration Bond Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio were in operation. Information presented in these financial statements pertains only to the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio (the "Portfolios"). The Portfolios commenced operations as follows:



-----------------------------------------------------------------------------------
PORTFOLIO NAME                                       COMMENCEMENT DATE
-----------------------------------------------------------------------------------
State Street Money Market Portfolio                  August 12, 2004
-----------------------------------------------------------------------------------
State Street Tax Free Money Market Portfolio         February 7, 2007
-----------------------------------------------------------------------------------
State Street U.S. Government Money Market Portfolio  October 17, 2007
-----------------------------------------------------------------------------------
State Street Treasury Money Market Portfolio         October 25, 2007
-----------------------------------------------------------------------------------
State Street Treasury Plus Money Market Portfolio    October 24, 2007
-----------------------------------------------------------------------------------


The Portfolios are authorized to issue an unlimited number of non-transferable beneficial interests.

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007

The Portfolios' investment objectives are as follows:



----------------------------------------------------------------------------------
PORTFOLIO NAME                            INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------
State Street Money Market Portfolio       To seek to maximize current income, to
                                          the extent consistent with the
                                          preservation of capital and liquidity by
                                          investing in dollar denominated
                                          securities.
----------------------------------------------------------------------------------
State Street Tax Free Money Market        To seek to maximize current income,
Portfolio                                 exempt from federal income taxes, to the
                                          extent consistent with the preservation
                                          of capital and liquidity.
----------------------------------------------------------------------------------
State Street U.S. Government Money        To seek to maximize current income, to
Market Portfolio                          the extent consistent with the
                                          preservation of capital and liquidity by
                                          investing in U.S. government securities
                                          with remaining maturities of one year or
                                          less than in repurchase agreements
                                          collateralized by U.S. government
                                          securities.
----------------------------------------------------------------------------------
State Street Treasury Money Market        To seek a high level of current income
Portfolio                                 consistent with preserving principal and
                                          liquidity.
----------------------------------------------------------------------------------
State Street Treasury Plus Money Market   To seek a high level of current income
Portfolio                                 consistent with preserving principal and
                                          liquidity by investing in a portfolio
                                          made up principally of U.S. Treasury
                                          securities and repurchase agreements
                                          collateralized by such securities.
----------------------------------------------------------------------------------


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

SECURITY VALUATION: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES:   Securities
transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolios are allocated pro rata among the partners in the Portfolios based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been "passed through" to the Portfolios' partners in proportion to their holdings in the Portfolios, regardless of whether such items

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007


have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolios adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on June 29, 2007. As of and during the period ended December 31, 2007, the Portfolios did not have a liability for any unrecognized tax expenses. The Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2007, tax years 2004 (or since inception, for Portfolios formed subsequent to 2004) through 2007 remain subject to examination by the portfolio's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At December 31, 2007, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to a Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolios' transactions, is within seven days. The total amount received by a Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which a Portfolio is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount the Portfolio is owed under the repurchase agreement. A Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

USE OF ESTIMATES: The Portfolios' financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3.  RELATED PARTY FEES
The Portfolios have entered into investment advisory agreements with SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"). The Adviser directs the investments of each Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser's services as investment adviser, each Portfolio pays the Adviser an annual fee of 0.10% of the respective Portfolio's average daily net assets. The Adviser has contractually agreed to cap the total operating expenses of the State Street Money Market Portfolio and the State Street Tax Free Money Market

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007

Portfolio at 0.10% of the respective Portfolio's average daily net assets until November 1, 2008. For the year ended December 31, 2007, SSgA FM reimbursed the Portfolios under this agreement as follows:



-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
State Street Money Market Portfolio                  $1,358,482
State Street Tax Free Money Market Portfolio         $96,648
-----------------------------------------------------------------------------------


State Street is the administrator, custodian and transfer agent for the Portfolios. In compensation for State Street's services as administrator, custodian and transfer agent beginning February 1, 2007, the Trust pays State Street an annual fee, which is accrued daily and payable monthly at the applicable fee rate described below, of the following annual percentages of the Trust's average aggregate daily net assets during the month as follows:



                                     Annual percentage of
Asset Levels                         average aggregate daily net assets
------------                         ----------------------------------
First $400 Million                                 0.03%
Thereafter                                         0.02

Minimum annual fee per trust:                      $150,000



The State Street Money Market Portfolio paid State Street, through January 31, 2007, an annual fee, which is accrued daily at the applicable fee rate described below and payable monthly, of the following annual percentages of the Portfolio's average daily net assets during the month as follows:


                                     Annual percentage of
Asset Levels                         average daily net assets
------------                         ------------------------
First $200 Million                        0.04%
Next $200 Million                         0.03
Thereafter                                0.02

Minimum annual fee:
Assets of $500 million and less           $150,000
Assets of $500 million - $2 billion       $200,000 with 0.01% waiver



State Street contractually agreed to waive 0.01% of its fees on an annual basis when the Portfolio's assets were between $500 million and $2 billion. For the year ended December 31, 2007, State Street did not waive any fees under this agreement.

4. TRUSTEES' FEES
The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5. INDEMNIFICATIONS
The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007

principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust. Management does not expect anything significant.

6. NEW ACCOUNTING PRONOUNCEMENTS
In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the application of SFAS 157 to the Portfolios and believes the impact will be limited to expanded disclosures in the Portfolios' Financial Statements resulting from adoption of this pronouncement.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Master Funds:

We have audited the accompanying statement of assets and liabilities of the State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and, State Street Treasury Plus Money Market Portfolio (five of the portfolios constituting State Street Master Funds) (the Portfolios), including the portfolios of investments, as of December 31, 2007, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio of State Street Master Funds at December 31, 2007, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        -s- Ernst & Young LLP

Boston, Massachusetts
February 25, 2008

STATE STREET MASTER FUNDS
DECEMBER 31, 2007

GENERAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on September 17, 2007 (the "September Meeting") to consider the approval of the investment advisory agreement (the "Advisory Agreement") for the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio (together, the "Treasury Portfolios"). The Board of Trustees of the Trust also met on November 29, 2007 (the "November Meeting") to consider the renewal of the Advisory Agreement for the State Street Money Market Portfolio and the State Street U.S. Government Money Market Portfolio (the "Money Market Portfolio" and the "U.S. Government Portfolio", respectively, together, the "Money Market Portfolios" and collectively with the Treasury Portfolios, the "Portfolios"). In preparation for considering the Advisory Agreement, the Trustees had reviewed the initial approval materials provided at the September Meeting with respect to the Treasury Portfolios and the renewal materials provided at the November Meeting with respect to the Money Market Portfolios. The materials had been provided by the Adviser, which the Board had requested through independent counsel. The Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees") also met separately with their counsel to consider the Advisory Agreement. In deciding whether to approve the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services to be provided by SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreements, (ii) the investment performance of the Money Market Portfolio, (iii) the costs to the Adviser of its services, and profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreements reflect these economies of scale, and
(v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services to be provided by the Adviser with respect to the Treasury Portfolios and the nature, extent and quality of the services currently provided with respect to the Money Market Portfolios, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the September and November Meetings. The Board reviewed the Adviser's responsibilities under the Advisory Agreements and noted the experience and expertise

DECEMBER 31, 2007


that would be appropriate to expect of an adviser to the Portfolios, which are money market funds. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolios, and the responsibilities of the latter with respect to the Portfolios. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolios' investments, in monitoring and securing the Portfolios' compliance with their investment objectives and policies with respect to their investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and further noting the assets under management of the Adviser. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that they were satisfied with the experience, resources and strength of the Adviser in the management of money market products. As discussed more fully below, they also determined that the advisory fees for the Portfolios were fair and that projected expenses of the Treasury Portfolios were satisfactory and that, while the U.S. Government Portfolio had only recently commenced operations, the performance of the Money Market Portfolio and its expense ratio were satisfactory. Noting the similarity of the Treasury Portfolios to an existing series of the Trust, the Money Market Portfolio, the Trustees concluded that the nature and extent of the Adviser's services with respect to the Treasury Portfolios could be expected to be comparable to those provided for the Money Market Portfolio and therefore appropriate, satisfactory and of high quality. On the basis of this review, the Trustees determined that the nature and extent of the services to be provided by the Adviser to the Treasury Portfolios were appropriate. The Trustees also determined that the nature and extent of the services provided by the Adviser indirectly to the Money Market Portfolio was appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objective of the Money Market Portfolio, the investment performance was satisfactory. The Trustees noted that materials provided by Lipper Inc. at the November Meeting indicated that the Money Market Portfolio's performance had been above average for its Lipper peer group for the three- year, one-year and year-to-date periods ending September 30, 2007. They concluded that the performance of the Money Market Portfolio was satisfactory.

The Trustees noted that, while profitability of the investment adviser is typically a factor considered in evaluating an advisory agreement, because the Treasury Portfolios had not commenced operations, profitability could not be analyzed during the September Meeting with respect to the Treasury Portfolios. The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust as a result of the Adviser's services provided to the Money Market Portfolios. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Money Market Portfolios individually, and on an aggregate basis, for the year ended June 30, 2007. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Money Market Portfolios had been profitable during the period for which information had been provided, the profitability was in no case such as to render the advisory fees excessive.

DECEMBER 31, 2007

In order better to evaluate the Portfolios' advisory fees, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that the each of Portfolios' advisory fees was low compared to those of comparable portfolios. The Trustees also reviewed the estimated expense ratios of the Treasury Portfolios. The Board determined that the estimated expense ratios were reasonable in light of their peers. The Trustees found that the Money Market Portfolios' advisory fees and total expense ratios were lower than the average for the peer group. The Trustees concluded that the data available provided confirmation of the reasonableness of the Adviser's fees. The Board determined that the Adviser's fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust's relationship with State Street as fund administrator, transfer agent and custodian and the Money Market's use of State Street Global Markets to perform certain brokerage services. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolios' brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

At the September Meeting, the Trustees noted that, because the Treasury Portfolios had not yet commenced operations, there was no record of performance to review for each, no profitability to evaluate, and no occasion to consider economies of scale. At the November Meeting, the Board considered the extent to which economies of scale may be realized by the Money Market Portfolios as assets grow and whether the Money Market Portfolios' fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Money Market Portfolios by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

On the basis of these considerations of the factors noted above, the Trustees and the Independent Trustees acting separately, unanimously concluded that the Advisory Agreement is fair and reasonable and that it should be approved.

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED).

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

     - business addresses and ages;

     - principal occupations during the past five years; and

     - other directorships of publicly traded companies or funds.



                                                                                              NUMBER OF FUNDS
NAME, ADDRESS,                               TERM OF OFFICE           PRINCIPAL OCCUPATION    IN FUND COMPLEX
AND DATE OF BIRTH       POSITION(S) HELD     AND LENGTH OF            DURING PAST FIVE        OVERSEEN BY
("DOB")                 WITH TRUST           TIME SERVED              YEARS                   TRUSTEE*
-----------------       -----------------    ---------------------    ---------------------   ---------------
INDEPENDENT TRUSTEES

Michael F. Holland      Trustee and          Term: Indefinite         Chairman, Holland &            22
Holland & Company,      Chairman of          Elected: 7/99            Company L.L.C.
LLC                     the Board                                     (investment adviser)
375 Park Avenue                                                       (1995 - present).
New York, NY 10152
DOB: July 7, 1944

William L. Boyan        Trustee              Term: Indefinite         Trustee of Old Mutual          22
State Street Master                          Elected: 7/99            South Africa Master
Funds                                                                 Trust (investments)
P.O. Box 5049                                                         (1995 - present);
Boston, MA 02206                                                      Chairman emeritus,
DOB: January 20, 1937                                                 Children's Hospital
                                                                      (1984 - present);
                                                                      Director, Boston Plan
                                                                      For Excellence (non-
                                                                      profit) (1994
                                                                      - present); President
                                                                      and Chief Operations
                                                                      Officer, John Hancock
                                                                      Mutual Life Insurance
                                                                      Company (1959
                                                                      - 1999).  Mr. Boyan
                                                                      retired in 1999.

Rina K. Spence          Trustee              Term: Indefinite         President of                   22
State Street Master                          Elected: 7/99            SpenceCare
Funds                                                                 International LLC
P.O. Box 5049                                                         (1998 - present);
Boston, MA 02206                                                      Member of the
DOB: October 24, 1948                                                 Advisory Board,
                                                                      Ingenium Corp.
                                                                      (technology company)
                                                                      (2001 - present);
                                                                      Chief Executive
                                                                      Officer, IEmily.com
                                                                      (internet company)
                                                                      (2000 - 2001); Chief
                                                                      Executive Officer of
                                                                      Consensus
                                                                      Pharmaceutical, Inc.
                                                                      (1998 - 1999);
                                                                      Founder, President
                                                                      and Chief Executive
                                                                      Officer of Spence
                                                                      Center for Women's
                                                                      Health (1994 - 1998);
                                                                      Trustee, Eastern
                                                                      Enterprise
                                                                      (utilities) (1988
                                                                      - 2000).

Douglas T. Williams     Trustee              Term: Indefinite         Executive Vice                 22
State Street Master                          Elected: 7/99            President of Chase
Funds                                                                 Manhattan Bank (1987
P.O. Box 5049                                                         - 1999).  Mr.
Boston, MA 02206                                                      Williams retired in
DOB: December 23, 1940                                                1999.

* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

                                                                                              NUMBER OF FUNDS
NAME, ADDRESS,                               TERM OF OFFICE           PRINCIPAL OCCUPATION    IN FUND COMPLEX
AND DATE OF BIRTH       POSITION(S) HELD     AND LENGTH OF            DURING PAST FIVE        OVERSEEN BY
("DOB")                 WITH TRUST           TIME SERVED              YEARS                   TRUSTEE*
-----------------       -----------------    ---------------------    ---------------------   ---------------

INTERESTED TRUSTEES(1)

James E. Ross           Trustee/President    Term: Indefinite         President, SSgA Funds          22
SSgA Funds                                   Elected Trustee: 2/07    Management,
Management, Inc.                                                      Inc. (2005
State Street Financial                                                - present);
Center                                       Elected                  Principal, SSgA
One Lincoln Street                           president: 4/05          Funds Management,
Boston, MA 02111-                                                     Inc. (2001 - 2005);
2900                                                                  Senior Managing
DOB: June 24, 1965                                                    Director, State
                                                                      Street Global
                                                                      Advisors (March 2006
                                                                      - present);
                                                                      Principal, State
                                                                      Street Global
                                                                      Advisers
                                                                      (2000 - 2006).

OFFICERS:

Gary L. French          Treasurer            Term: Indefinite         Senior Vice President           -
State Street Bank and                        Elected: 5/05            of State Street Bank
Trust Company                                                         and Trust Company
2 Avenue de                                                           (2002 - present);
Lafayette                                                             Managing Director,
Boston, MA 02111                                                      Deutsche Bank
DOB: July 4, 1951                                                     (including its
                                                                      predecessor, Scudder
                                                                      Investments), Fund
                                                                      Operations Unit (2001
                                                                      - 2002); President,
                                                                      UAM Fund Services
                                                                      (1995 - 2001).

Julie Piatelli          Interim Chief        Term: Indefinite         Principal and Senior            -
SSgA Funds              Compliance           Elected: 7/07            Compliance and Risk
Management, Inc.        Officer                                       Management Officer,
State Street Financial                                                SSgA Funds
Center                                                                Management, Inc.
One Lincoln Street                                                    (2004 - present),
Boston, MA 02111                                                      Vice President State
DOB: August 5, 1967                                                   Street Global
                                                                      Advisors (2004
                                                                      - present); Manager,
                                                                      PricewaterhouseCoop-
                                                                      ers LLP (1999
                                                                      - 2004).

Nancy L. Conlin         Secretary            Term: Indefinite         Vice President and              -
State Street Bank and                        Elected: 9/07            Managing Counsel,
Trust Company                                                         State Street Bank and
2 Avenue de                                                           Trust Company (2007
Lafayette                                                             - present); General
Boston, MA 02111                                                      Counsel to Plymouth
DOB: December 11, 1953                                                Rock Companies (2004
                                                                      - 2007); and U.S.
                                                                      Chief Counsel to Sun
                                                                      Life Financial (2002
                                                                      - 2004).

NAME, ADDRESS,
AND DATE OF BIRTH       OTHER DIRECTORSHIPS
("DOB")                 HELD BY TRUSTEE
-----------------       --------------------
INDEPENDENT TRUSTEES

Michael F. Holland      Trustee, State
Holland & Company,      Street Institutional
LLC                     Investment Trust;
375 Park Avenue         Director, the
New York, NY 10152      Holland Series Fund,
DOB: July 7, 1944       Inc.; Director, The
                        China Fund, Inc.;
                        Chairman and
                        Trustee, Scottish
                        Widows Investment
                        Partnership Trust;
                        and Director, Reaves
                        Utility Income Fund

William L. Boyan        Trustee, State
State Street Master     Street Institutional
Funds                   Investment Trust;
P.O. Box 5049           and Trustee, Old
Boston, MA 02206        Mutual South Africa
DOB: January 20, 1937   Master Trust

Rina K. Spence          Trustee, State
State Street Master     Street Institutional
Funds                   Investment Trust;
P.O. Box 5049           Director, Berkshire
Boston, MA 02206        Life Insurance
DOB: October 24, 1948   Company of America;
                        and Director,
                        IEmily.com

Douglas T. Williams     Trustee, State
State Street Master     Street Institutional
Funds                   Investment Trust
P.O. Box 5049
Boston, MA 02206
DOB: December 23, 1940

INTERESTED TRUSTEES(1)

James E. Ross           Trustee, State
SSgA Funds              Street Institutional
Management, Inc.        Investment Trust;
State Street Financial  Trustee, SPDR(R)
Center                  Series Trust;
One Lincoln Street      Trustee, SPDR(R)
Boston, MA 02111-       Index Shares Trust
2900                    and Trustee, Select
DOB: June 24, 1965      Sector SPDR(R) Trust

OFFICERS:

Gary L. French          -
State Street Bank and
Trust Company
2 Avenue de
Lafayette
Boston, MA 02111
DOB: July 4, 1951

Julie Piatelli          -
SSgA Funds
Management, Inc.
State Street Financial
Center
One Lincoln Street
Boston, MA 02111
DOB: August 5, 1967

Nancy L. Conlin         -
State Street Bank and
Trust Company
2 Avenue de
Lafayette
Boston, MA 02111
DOB: December 11, 1953


* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

(1) Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

              STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

                                  ANNUAL REPORT

                                DECEMBER 31, 2007

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO
Management Discussion of Fund Performance and Analysis, year ending 12/31/2007

HOW DID THE FUNDS PERFORMANCE SINCE ITS INCEPTION (02/07/07) COMPARE TO ITS BENCHMARK?

Since inception through December 31, 2007 the State Street Tax Free Limited Duration Bond Portfolio (the "Portfolio") returned 3.33% net of fees and expenses versus the 3.05% return of the IMoneyNet MFR Tax-Free (the "Index").

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUNDS PERFORMANCE SINCE INCEPTION?

The reshaping of the short end of the municipal yield curve during 2007 was the biggest contributor to the Portfolio's out-performance of the Index since inception. For much of the year, market participants were mixed as to whether the economy was tilting toward inflation or falling into recession. At the outset of the year, we believed the yield curve tended to favor the recession argument. The yield curve is the term structure of interest rates or the relationship between interest rates and time to maturity. Indeed, for many weeks, the curve exhibited a yield inversion between zero and three years, meaning that longer term yields were below interest rates, which usually indicates expectation of a worsening economic situation in the future. Specifically, our outlook early in the year was for the Federal Reserve to be in a holding pattern. This outlook led us to favor the excess yield offered in very short maturities. As the year progressed, and economic statistics deteriorated, we moved to expect a lowering of the Federal Funds target rate by 75 basis points by year end (a basis point is l/lOOth of 1% or .01%). In fact, by year end the Federal Reserve cut the Federal Funds target rate by 100 basis points. Our changed outlook led us to extend the portfolio slightly in anticipation of a steeper curve and capture some of the price performance of longer maturities. While credit spreads widened in this environment, neither the Portfolio nor the Index were negatively impacted because both the Portfolio and the Index contain the highest quality investment grade holdings. .

How did the market conditions and the investment strategies and techniques employed since inception impact the portfolio's performance?

The fixed income markets were very turbulent and volatile during 2007. Most notable, securities in the housing sector, specifically those associated with sub-prime mortgage debt experienced extreme negative absolute and relative return. The municipal market to a certain degree benefited from its normally safe haven status. However, as the effects of sub-prime exposure spread, dealers, banks and insurance companies felt the effects. Fortunately the Portfolio invests in those portions of the yield curve (3 years and less) and credit spectrum (high quality) that has been minimally affected.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of this report and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

GROWTH OF A $10,000 INVESTMENT (A)

                              [PERFORMANCE GRAPH]

              State Street Tax       iMoney Net Tax-Free
           Free Limited Duration   National Institutional
              Bond Portfolio*           Average** (b)
           ---------------------   ----------------------
  2/7/07           10,000                  10,000
 3/31/07           10,053                  10,027
 4/30/07           10,081                  10,055
 5/31/07           10,113                  10,085
 6/30/07           10,143                  10,112
 7/31/07           10,174                  10,140
 8/31/07           10,205                  10,168
 9/30/07           10,240                  10,196
10/31/07           10,271                  10,224
11/30/07           10,301                  10,251
12/31/07           10,333                  10,278

                 INVESTMENT PERFORMANCE (A)
                 For the Fiscal Year Ended December 31,2007



                                   Total Return              Total Return
                                for the Period from    Average Annualized Since
                                February 7, 2007 to   Commencement of Operations
                                 December 31, 2007        (February 7, 2007)
                                -------------------   --------------------------
State Street
Institutional Tax Free
 Limited Duration Bond Fund          3.33%                    3.33%

iMoney Net tax-Free National
Institutional Average (b)            3.05%                    3.05%

(A) TOTAL RETURNS AND PERFORMANCE GRAPH INFORMATION REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS, WHICH MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARE, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT PERFORMANCE REFLECTS FEE WAIVERS IN EFFECT. IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURN WOULD BE LOWER.

(b) The iMoney Net Tax-Free National Institutional Average is an average that consists of all national tax-free and municipal institutional funds. Portfolio Holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds
     - 6 months & less, put bonds - over 6 months, AMT paper, and other tax-free holdings. It is not possible to invest directly in an average.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Tax Free Limited Duration Bond Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1,2007 to December 31, 2007.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $ 1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $ 1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31,2007

                        BEGINNING           ENDING ACCOUNT       EXPENSES PAID
                      ACCOUNT VALUE       VALUE DECEMBER 31,    DURING PERIOD*
                      JULY 1, 2007               2007
                      -------------       ------------------    --------------
BASED ON ACTUAL
PORTFOLIO RETURN        $1,000.00           $1,018.80             $0.51

BASED ON
HYPOTHETICAL (5%
RETURN BEFORE
EXPENSES)               $1,000.00           $1,024.70             $0.51

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio's annualized average weighted expense ratio as of December 31,2007 was 0.10%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                                      DECEMBER 31, 2007
----------------------                                      -----------------
Miscellaneous Revenue                                              21.5 %
Hospital Revenue                                                   19.6
General Obligation State                                           12.0
Higher Education                                                    9.2
Industrial Revenue/Pollution Control Revenue                        9.0
General Obligations                                                 5.9
Pre Refunded/Escrow to Maturity                                     4.8
Cash                                                                4.0
Municipals                                                          3.9
Electricity and Power Revenue                                       3.8
Water & Sewer                                                       3.7
TRANS Revenue                                                       2.6
Total                                                             100.0 %

MATURITY LADDER                                             DECEMBER 31 , 2007
----------------------                                      ------------------
0-3 Days                                                           82.8 %
4-90 Days                                                           3.0 %
90+ Days                                                           14.2
Total                                                             100.0 %

*The Portfolio's composition will vary over time.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS - DECEMBER 31,2007

                                                                                                    DATE
                                                                   PRINCIPAL           RATE          OF          VALUE
                                                                     AMOUNT             %         MATURITY         $
                                                                   ---------          -----       ---------    ----------
TAX-EXEMPT OBLIGATIONS -- 93.5%

ARIZONA -- 4.7%

Arizona Health Facilities Authority Revenue Bonds, Banner
Health, Series B, INS: FGIC, SPA: Bank of Nova Scotia (a) ......   1,000,000          3.47       01/01/2035     1,000,000

Arizona School District, TAN, Financing Program COPs ...........     900,000          4.50       07/30/2008       908,037
                                                                                                               ----------
                                                                                                                1,908,037
                                                                                                               ----------

COLORADO -- 7.4%

City of Colorado Springs Utilities Revenue Bonds, Sub Lien
Improvement, Series B, SPA: Bayerische Landesbank (a) ..........   1,500,000          3.42       11/01/2036     1,500,000

City of Colorado Springs Utilities Revenue Bonds, Sub Lien,
Series A, SPA: Dexia Credit Local (a) ..........................   1,500,000          5.20       11/01/2023     1,500,000
                                                                                                               ----------
                                                                                                                3,000,000
                                                                                                               ----------

DELAWARE -- 3.7%

Delaware State Economic Development Authority Revenue Bonds,
Hospital Billing & Collection, Series B, LOC: JP Morgan Chase
Bank (a) .......................................................   1,500,000          3.40       12/01/2015     1,500,000
                                                                                                               ----------

DISTRICT OF COLUMBIA -- 8.1%

District of Columbia Revenue Bonds, George Washington
University, Series B, INS: MBIA, SPA: Bank of America N. A.
(a) ............................................................   1,500,000          3.40       09/15/2029     1,500,000

Washington DC Convention Center Authority Dedicated Tax
Revenue Bonds, Sr. Lien, INS: AMBAC ............................   1,750,000          5.25       10/01/2011     1,796,620
                                                                                                               ----------
                                                                                                                3,296,620
                                                                                                               ----------

GEORGIA -- 2.5%

Burke County Georgia Development Authority PCRBs, Oglethorpe
Power Corporation, Series A, INS: FGIC, SPA: Credit Local De
France (a) .....................................................   1,000,000          3.43       01/01/2019     1,000,000
                                                                                                               ----------

ILLINOIS -- 9.3%

City of Chicago Illinois, Neighborhoods Alive 21, Class B,
INS: MBIA, SPA: Depfa Bank PLC (a) .............................   1,300,000          3.42       01/01/2037     1,300,000

Illinois Development Finance Authority Revenue Bonds, Evanston
Northwestern, Class C, SPA: Bank One N. A. (a) .................   1,460,000          3.43       05/01/2031     1,460,000

Illinois Finance Authority Revenue Bonds, Loyola University
Health, Series C, LOC: Charter One Bank FSB (a) ................   1,000,000          3.40       04/01/2041     1,000,000
                                                                                                               ----------
                                                                                                                3,760,000
                                                                                                               ----------

                       See Notes to Financial Statements

 STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007

                                                                                                   DATE
                                                                     PRINCIPAL       RATE           OF           VALUE
                                                                       AMOUNT          %         MATURITY          $
                                                                     ---------       -----      ----------     ----------
INDIANA -- 6.2%

Indiana State Development Finance Authority Revenue
Bonds, Educational Facilities, Indiana Historical
Society, LOC: Bank One Indiana N. A. (a) .......................     1,500,000        3.43       08/01/2031     1,500,000

Petersburg Indiana PCRBs, Indiania Power & Light Co., Series B,
SPA: Lasalle National Bank (a) .................................     1,000,000        3.53       01/01/2023     1,000,000
                                                                                                                ---------
                                                                                                                2,500,000
                                                                                                               ----------
MARYLAND -- 3.7%

Maryland State Health & Higher Educational Facilities
Authority Revenue Bonds, Universal Medical System, Series E,
INS: FGIC, SPA: Dexia Credit Local (a) ........................      1,500,000        3.42       07/01/2041     1,500,000
                                                                                                               ----------

MASSACHUSETTS -- 2.9%

Massachusetts State Health & Educational Facilities Authority
Revenue Bonds, New England Medical Center Hospital, Series H,
INS: FGIC ......................................................     1,160,000        5.00       05/15/2009     1,189,011
                                                                                                               ----------
MISSOURI  -- 3.1%

Missouri Development Finance Board Cultural Facilities
Revenue Bonds, Nelson Gallery Funding, Series B, INS: MBIA,
SPA: JP Morgan Chase Bank (a) ..................................     1,250,000        3.75       12/01/2031     1,250,000
                                                                                                               ----------
MONTANA -- 3.5%

Billings Montana IDRBs, CFS Continental, Inc. LOC: Toronto
Dominion Bank (a) ..............................................     1,400,000        3.48       12/01/2014     1,400,000
                                                                                                               ----------
NEW MEXICO -- 2.5%

New Mexico Finance Authority Revenue Bonds, Cigarette
Tax-UNM Health, Class B, INS: MBIA, SPA: Bank of America
N. A. (a) .....................................................      1,000,000        3.43       04/01/2019     1,000,000
                                                                                                               ----------

NEW YORK -- 2.5%

New York State Local Government Assistant Corp., Sub Lien,
Series 3V, INS: FGIC GO of Corp., SPA: Bandesbank Baden-
Wuerttemberg (a) ...............................................     1,000,000        3.33       04/01/2024     1,000,000
                                                                                                               ----------

OHIO -- 5.9%

City of Columbus Ohio, SAN Sewer, Series 1, GO Unlimited (a) ...     1,400,000        3.33       12/01/2026     1,400,000
                                                                                                               ----------

Ohio State Higher Education Facility Community Revenue Bonds.
Kenyon College Project, LIQ: Harris Bank (a) ...................     1,000,000        3.43       04/01/2022     1,000,000
                                                                                                               ----------

                                                                                                                2,400,000
                                                                                                               ----------

OKLAHOMA -- 3.2%

Oklahoma State Industries Authority Revenue Bonds,
Integris Baptist, Series B, INS: MBIA, SPA: JP Morgan
Chase Bank (a) .................................................     1,285,000        3.75       08/15/2029     1,285,000
                                                                                                               ----------

                       See Notes to Financial Statements

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007

                                                                                           Date
                                                                  Principal      Rate       of          VALUE
                                                                   Amount         %      Maturity         $
                                                                  -----------   ------  ----------   ------------
OREGON -- 3.7%

State of Oregon, TAN, GO Unlimited Notes, Series A                 1,500,000     4.50   06/30/2008      1,511,340
                                                                                                     ------------

PENNSYLVANIA -- 6.2%

Pennsylvania State Turnpike Community Revenue Bonds,
Series A 1, SPA: Westdeutsche Lanesbank (a)                        1,000,000     3.40   12/01/2030      1,000,000

Washington County Pennsylvania Authority Revenue Bonds,
University of Pennsylvania (a)                                     1,500,000     3.33   07/01/2034      1,500,000
                                                                                                     ------------

                                                                                                        2,500,000
                                                                                                     ------------

PUERTO RICO  -- 3.5%

Puerto Rico Electric Power Authority Revenue Bonds, Series
815, INS: FSA/FGIC, LIQ: JP Morgan Chase Bank (a)                  1,440,000     3.44   01/01/2013      1,440,000
                                                                                                     ------------

TEXAS -- 7.2%

City of Arlington Texas Special Obligations Revenue Bonds,
Tax-Dallas Cowboys, Class B, INS: MBIA, SPA: Depfa Bank PLC(a)     1,400,000     3.43   08/15/2035      1,400,000

State of Texas, Tax & Revenue Anticipation Notes, GO Limited
Notes                                                              1,500,000     4.50   08/28/2008      1,515,030
                                                                                                     ------------

                                                                                                        2,915,030
                                                                                                     ------------

WASHINGTON -- 3.7%

Washington State, PUTTERs, Series 1422, INS: FSA, LIQ: JP
Morgan Chase Bank (a)                                              1,495,000     3.50   07/01/2014      1,495,000
                                                                                                     ------------

TOTAL TAX-EXEMPT OBLIGATIONS
(COST $37,824,720)                                                                                   37,850,038
                                                                                                     ------------

MONEY MARKET FUND -- 6.0%

State Street Institutional Investment Trust Tax Free Money
Market Fund (b) (at net asset value)                               2,410,373     3.29   01/01/2050      2,410,373
                                                                                                     ------------

TOTAL INVESTMENTS(c) -- 99.5%

(COST $40,235,093)                                                                                     40,260,411

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                                                             206,965
                                                                                                     ------------

NET ASSETS  -- 100.0%                                                                                $ 40,467,376
                                                                                                     ============

(a) Floating Rate Note- Interest rate shown is rate in effect at December 31, 2007.
(b)   Affiliated issuer. See table that follows for more information.
(c) Cost of investments shown approximates cost for federal income tax purposes.

Acronym   Name
-------   ----------------------------------------------------------------------
AMBAC     American Municipal Bond Assurance Corporation
COPs      Certificates of Participation
FGIC      Financial Guaranty Insurance Company

                        See Notes to Financial Statements

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007
FSA       Financial Security Assurance
GO        Genera] Obligation
IDRBs     Industrial Development Revenue Bonds
INS       Insured
LIQ       Liquidity Agreement
LOC       Letter of Credit
MBIA      Municipal Bond Investors Assurance
PCRBs     Pollution Control Revenue Bonds
PUTTERs   Puttable Tax Exempt Receipts
SPA       Standby Purchase Agreement
TAN       Tax Anticipation Note

AFFILIATE TABLE
Certain investments made by the Portfolio were made in mutual funds affiliated with State Street and SSgA FM. The market value of this investment at December 31, 2007 is listed in the Portfolio of Investments.

                                           Shares purchased for   Shares sold for                                  Income Earned for
Security        Number of shares held at      the year ended       the year ended   Number of shares   Value at      the year ended
Description           12/31/2006                 12/31/07             12/31/07      held at 12/31/07   12/31/07         12/31/07
-----------     ------------------------   ---------------------  ---------------   ----------------  ----------  -----------------

State Street
Institutional
Trust
Tax Free Money
Market Fund                --                    7,017,967           4,607,594         2,410,373      $2,410,373        $52,247

                       See Notes to Financial Statements

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007


ASSETS
Investments in unaffiliated issuers at market (identified cost $37,824,720)   $ 37,850,038
Investments in non-controlted affiliates at market (net asset value
 $2,410,373) (Note 4)                                                            2,410,373
                                                                              ------------
                                                                                40,260,411

Receivables:
  Interest receivable                                                              227.601
  Receivable from adviser (Note 4)                                                   6,032
  Prepaid expenses                                                                     224
                                                                              ------------
   Total assets                                                                 40,494,268

LIABILITIES
Payables:
  Management fee (Note 4)                                                            3,432
  Administration, custody and transfer agent fees (Note 4)                           1,406
  Professional fees                                                                 20,113
  Accrued expenses and other liabilities                                             1,941
                                                                              ------------
   Total Liabilities                                                                26,892
                                                                              ------------
NET ASSETS                                                                    $ 40,467,376
                                                                              ============

                       See Notes to Financial Statements.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM FEBRUARY 7, 2007 TO DECEMBER 31, 2007*

INVESTMENT INCOME
  Interest income - unaffiliated issuers                                 $ 1,129,371
  Interest income - non-controlled  affiliated issuer                         52,247
                                                                         -----------
    Total Investment Income                                                1,181,618

EXPENSES

  Professional fees                                                            52,194
  Management fees (Note 4)                                                     32,094
  Trustees' fees (Note 5)                                                      15,493
  Printing fees                                                                 4,255
  Administration, custody and transfer agent fees (Note 4)                      6,636
  Other expenses                                                                  730
                                                                          -----------
    Total Expenses                                                            111,402
  Less: Fee waivers/reimbursements by investment adviser (Note 4)             (79,309)
                                                                          -----------
    Total Net Expenses                                                         32,093
                                                                          -----------
NET INVESTMENT INCOME                                                     $ 1,149,525

REALIZED AND UNREALIZED GAIN (LOSS)
Net change in net unrealized appreciation (depreciation) on Investments        25,318
                                                                          -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 1,174,843
                                                                          ===========

*    The portfolio commenced operations on February 7, 2007.

                       Sea Notes to Financial Statements.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         For the
                                                                       Period Ended
                                                                       December 31,
                                                                          2007*
                                                                       ------------
INCREASE IN NET ASSETS FROM:

OPERATIONS

 Net investment income                                                 $  1,149,525

 Change in net unrealized appreciation (depreciation) of investments         25,318
                                                                       ------------
  Net increase in net assets resulting from operations                    1,174,843
                                                                       ------------

CAPITAL TRANSACTIONS
 Proceeds from contributions                                             39,422,181
 Fair value of withdrawals                                                 (129,648)
                                                                       ------------
 Net increase in net assets from capital transactions                    39,292,533
                                                                       ------------
TOTAL NET INCREASE IN NET ASSETS                                         40,467,376

NET ASSETS

Beginning of period                                                               -
                                                                       ------------
End of period                                                          $ 40,467,376
                                                                       ============

*    The portfolio commenced operations on February 7,2007.

                       See Notes to Financial Statements.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

FINANCIAL HIGHLIGHTS
The Following table includes selected supplemental data and ratios to average net assets:

                                      PERIOD
                                      ENDED
                                    12/3/2007*
                                    ----------

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period (000s)   $   40,467

 Ratios to average net assets:
  Gross operating expenses                0.35%**
  Net operating expenses                  0.10%**
  Net investment Income                   3.58%**
 Portfolio turnover rate                 31.18%***

 Total return (a)                         3.33%

----------
*    The Portfolio commenced operations on February 7,2007.
**   Annualized.
***  Not annuilized
(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

                       See Notes to Financial Statements.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007

1.ORGANIZATION

The State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Tax Free Limited Duration Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Tax Free Limited Duration Bond Portfolio (the "Portfolio"). The Portfolio commenced operations on February 7, 2007. At December 31, 2007, only the Portfolio, the State Street Equity 500 Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Portfolio and the State Street U.S. Government Money Market Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Fixed-income securities are valued on the basis of the closing bid price. Investments in other mutual funds are valued at the net asset value per share. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on June 29, 2007. As of and during the period ended December 31, 2007, the Portfolio did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2007, tax years since inception through 2007 remain subject to examination by the portfolio's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles which require the use of management estimates. Actual results could differ from those estimates.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007

3. SECURITIES TRANSACTIONS

For the year ended December 31, 2007, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $48,600,836 and $10,745,000, respectively.

At December 31, 2007, the book cost of investments was $40,235,093 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $26,350 and $1,032, respectively, resulting in net depreciation of $25,318 for all securities as computed on a federal income tax basis.

4. RELATED PARTY FEES

The Portfolio has entered into an investment advisory agreement with SSgA FM. The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser's services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio's average daily net assets. The Adviser has contractually agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio's average daily net assets until November 1, 2008. For the year ended December 31, 2007, SSgA FM reimbursed the Portfolio $79,309 under this agreement.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street's services as administrator, custodian and transfer agent, the Trust pays State Street an annual fee, which is accrued daily at the applicable fee rate described below and payable monthly, of the following annual percentages of the Trust's average aggregate daily net assets during the month as follows:

                                                  Annual percentage of
         Asset Levels                      average aggregate daily net assets
-------------------------------            ----------------------------------
First $400 Million                                    0.03%
Thereafter                                            0.02

Minimum annual fee per trust:                    $ 150,000

5.TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

6.INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect anything significant.

7. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the application of SFAS 157 to the Portfolio and believes the impact will be limited to expanded disclosures in the Portfolio's Financial Statements resulting from adoption of this pronouncement.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Master Funds and Owners of Beneficial Interest of State Street Tax Free Limited Duration Bond Portfolio:

We have audited the accompanying statement of assets and liabilities of the State Street Tax Free Limited Duration Bond Portfolio (one of the portfolios constituting State Street Master Funds) (the Portfolio), including the portfolio of investments, as of December 31, 2007, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from February 7, 2007 (commencement of operations) through December 31, 2007. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Tax Free Limited Duration Bond Portfolio of State Street Master Funds at December 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for the period from February 7, 2007 (commencement of operations) through December 31, 2007, in conformity with U.S. generally accepted accounting principles.

                                                    [ERNST & YOUNG LLP]

Boston, Massachusetts
February 25, 2008

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO
DECEMBER 31, 2007

GENERAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or
(ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED).

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

     -    business addresses and ages;

     -    principal occupations during the past five years; and

     -    other directorships of publicly traded companies or funds.

                                                                                                NUMBER OF
                                                                                               FUNDS IN FUND
   NAME, ADDRESS,              POSITION(s)     TERM OF OFFICE                                     COMPLEX      OTHER DIRECTORSHIPS
  AND DATE OF BIRTH             HELD WITH       AND LENGTH OF        PRINCIPAL OCCUPATION       OVERSEEN BY           HELD
       ("DOB")                   TRUST          TIME SERVED        DURING PAST FIVE YEARS        TRUSTEE*          BY TRUSTEE
----------------------      ---------------   ----------------  -----------------------------  -------------  ----------------------
INDEPENDENT TRUSTEES

Michael F. Holland          Trustee and       Term: Indefinite  Chairman, Holland & Company          22       Trustee, State Street
Holland & Company,          Chairman of the   Elected: 7/99     L.L.C. (investment adviser)                   Institutional
LLC                         Board                               (1995-present).                               Investment Trust;
375 Park Avenue                                                                                               Director, the Holland
New York, NY 10152                                                                                            Series Fund, Inc.;
                                                                                                              Director, The China
                                                                                                              Fund, Inc.;
                                                                                                              Chairman and Trustee,
DOB: July 7, 1944                                                                                             Scottish Widows
                                                                                                              Investment
                                                                                                              Partnership Trust; and
                                                                                                              Director, Reaves
                                                                                                              Utility
                                                                                                              Income Fund

William L. Boyan            Trustee           Term: Indefinite  Trustee of Old Mutual South          22       Trustee, State Street
State Street Master                           Elected: 7/99     Africa Master Trust                           Institutional
Funds                                                           (investments) (1995                           Investment Trust; and
P.O. Box 5049                                                   -present); Chairman                           Trustee, Old Mutual
Boston, MA 02206                                                emeritus,  Children's                         South Africa Master
                                                                Hospital (1984 - present);                    Trust
                                                                Director, Boston Plan For
                                                                Excellence (non-profit)
DOB: January 20, 1937                                           (1994 - present); President
                                                                and Chief Operations Officer,
                                                                John Hancock Mutual Life
                                                                Insurance Company (1959 -
                                                                1999). Mr. Boyan retired in
                                                                1999.

Rina K. Spence              Trustee           Term: Indefinite  President of SpenceCare              22       Trustee, State Street
State Street Master Funds                     Elected: 7/99     International LLC (1998 -                     Institutional
P.O. Box 5049                                                   present); Member of the                       Investment Trust;
Boston, MA 02206                                                Advisory Board, Ingenium                      Director, Berkshire
                                                                Corp. (technology company)                    Life Insurance Company
                                                                (2001 - present); Chief                       of America; and
                                                                Executive Officer,                            Director,
                                                                IEmily.com (internet company)                 IEmily.com
                                                                (2000 - 2001);
                                                                Chief Executive
DOB: October 24, 1948                                           Officer of Consensus
                                                                Pharmaceutical, Inc. (1998
                                                                - 1999); Founder, President
                                                                and Chief Executive Officer
                                                                of Spence Center
                                                                for Women's Health
                                                                (1994 - 1998);
                                                                Trustee, Eastern Enterprise
                                                                (utilities) (1988-2000).

Douglas T. Williams         Trustee           Term: Indefinite  Executive Vice President of          22       Trustee, State Street
State Street                                  Elected: 7/99     Chase Manhattan Bank (1987-                   Institutional
Master Funds                                                    1999). Mr. Williams retired                   Investment Trust
P.O. Box 5049                                                   in 1999.
Boston, MA 02206

DOB: December 23, 1940


* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

                                                                                            NUMBER OF
                                                                                          FUNDS IN FUND
  NAME, ADDRESS,           POSITION(S)     TERM OF OFFICE                                   COMPLEX                OTHER
AND DATE OF BIRTH          HELD WITH       AND LENGTH OF        PRINCIPAL OCCUPATION       OVERSEEN BY         DIRECTORSHIPS HELD
    ("DOB")                  TRUST           TIME SERVED       DURING PAST FIVE YEARS*       TRUSTEE              BY TRUSTEE
----------------------   -------------   ----------------     --------------------------  -------------    -------------------------
INTERESTED TRUSTEES(1)

James E. Ross            Trustee/        Term: Indefinite     President, SSgA Funds            22          Trustee, State Street
SSgA Funds               President                            Management, Inc. (2005 -                     Institutional
Management, Inc.                         Elected Trustee:     present); Principal, SSgA                    Investment Trust;
State Street Financial                   2/07                 Funds Management, Inc.                       Trustee, SPDR(R)
Center                                                        (2001 -2005); Senior                         Series Trust;
One Lincoln Street                                            Managing Director, State                     Trustee, SPDR(R)
Boston, MA 02111-                        Elected              Street Global Advisors                       Index Shares Trust
2900                                     President: 4/05      (March 2006 - present);                      and Trustee,
                                                              Principal, State Street                      Select Sector
DOB: June 24, 1965                                            Global Advisers (2000                        SPDR(R) Trust
                                                              -2006).

OFFICERS:

Gary L. French           Treasurer       Term: Indefinite     Senior Vice President of       ______           _____
State Street Bank                        Elected: 5/05        State Street Bank and
and Trust Company                                             Trust Company (2002
2 Avenue de Lafayette                                         -present); Managing
Boston, MA 02111                                              Director, Deutsche Bank
                                                              (including its
                                                              predecessor, Scudder
                                                              Investments), Fund
                                                              Operations Unit (2001-
                                                              2002); President, UAM Fund
                                                              Services (1995-2001).

DOB: July 4, 1951

Julie Piatelli           Interim Chief   Term: Indefinite     Principal and Senior           ______           _____
SSgA Funds               Compliance      Elected: 7/07        Compliance and Risk
Management, Inc.         Officer                              Management Officer, SSgA
State Street                                                  Funds Management, Inc.
Financial Center                                              (2004-present), Vice
One Lincoln Street                                            President State Street
Boston, MA 02111                                              Global Advisors
                                                              (2004-present); Manager,
DOB: August 5, 1967                                           PricewaterhouseCoopers LLP
                                                              (1999-2004).

Nancy L. Conlin          Secretary       Term: Indefinite     Vice President and             ______           _____
State Street Bank and                                         Managing Counsel, State
Trust Company 2                          Elected: 9/07        Street Bank and Trust
Avenue de Lafayette                                           Company (2007 - present);
Boston, MA 02111                                              General Counsel to
DOB: December 11, 1953                                        Plymouth Rock Companies
                                                              (2004-2007); and U.S.
                                                              Chief Counsel to Sun Life
                                                              Financial (2002-2004).

(1) Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR AND CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2007, State Street Master Funds (the "Trust" or "Registrant") has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust's principal executive officer and principal financial officer. The Trust has not made any amendments to its code of ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Trust's code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees (the "Board") has determined that the Trust has the following "audit committee financial experts" as defined in Item 3 of Form N-CSR serving on its Audit Committee: Messrs. Michael F. Holland, William L. Boyan and Douglas T. Williams and Ms. Rina K. Spence. Each of the audit committee financial experts is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a)  Audit Fees

          For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP ("E&Y"), the Trust's principal accountant, for the audit of the Trust's annual financial statements and services normally provided by E&Y in connection with the Trust's statutory and regulatory filings or engagement were $211,000 and $66,000, respectively.

     (b)  Audit-Related Fees

          For the fiscal years ended December 31, 2007 and December 31, 2006, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust's financial statements that were not reported under (a) of this Item.

     (c)  Tax Fees

          For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $37,000 and $10,000, respectively. Such tax services included the review of income and excise tax returns for the Trust.

   (d)    All Other Fees

          For the fiscal years ended December 31, 2007 and December 31, 2006, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in (a) through (c).

          For the fiscal years ended December 31, 2007 and December 31, 2006, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust's audit committee.

   (e)(1) Audit Committee Pre-Approval Policies and Procedures

          The Trust's Audit Committee Charter states the following with respect to pre-approval procedures:

               Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

                    1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

                    2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and
                         (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

               De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

               Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

               Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person)."

        (e)(2) Percentages of Services

               None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

        (f)    Not applicable.

        (g)    Total Fees Paid By Adviser and Certain Affiliates

               For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $16,600,000, and $4,500,000, respectively.

        (h) E&Y notified the Trust's Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust's Audit Committee to consider whether such services were compatible with maintaining E&Y's independence.

ITEM 5. AUDIT COMMITTEES OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant does not have procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust's second fiscal quarter covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET MASTER FUNDS

By:         /s/ James E. Ross
            ----------------------------------
            James E. Ross
            President (Principal Executive Officer)

Date:       February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ James E. Ross
            ----------------------------------
            James E. Ross
            President (Principal Executive Officer)

Date:       February 28, 2008

By:         /s/ Gary L. French
            --------------------------------------
            Gary L. French
            Treasurer (Principal Financial Officer)

Date:       February 28, 2008